Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 195.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Project Flash
TBD% - 6.112% (TSFR1M + 3.612%) due 01/09/2028 «~µ		$6,870		$6,827

Total Loan Participations and Assignments (Cost $6,852)				6,827

CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.1%
Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc.
4.506% (US0003M + 0.580%) due 03/23/2035 ~		2,359		2,271
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.276% (US0003M + 0.350%) due 03/22/2038 ~		803		774
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.226% (US0003M + 0.300%) due 03/22/2037 ~		160		154
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.226% (US0003M + 0.300%) due 09/22/2037 ~		1,509		1,433
SBA Tower Trust
1.840% due 04/15/2027		17,600		17,219

				21,851

INDUSTRIALS 0.9%
Beignet Investor LLC
6.581% due 05/30/2049		114,820		117,191
Crown Castle Towers LLC
4.241% due 07/15/2048		500		495
Times Square Hotel Trust
8.528% due 08/01/2026		88		89

				117,775

Total Corporate Bonds & Notes (Cost $136,407)				139,626

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044		4,549		3,723

Total Municipal Bonds & Notes (Cost $3,505)				3,723

U.S. GOVERNMENT AGENCIES 138.9%
Federal Home Loan Mortgage Corp.
3.000% due 02/01/2040 - 06/01/2050 (h)		53,136		48,107
3.000% due 11/01/2049 - 10/01/2051		14,734		12,992
3.500% due 01/01/2038 - 02/01/2050		8,456		7,835
3.500% due 11/01/2049 - 02/01/2051 (h)		41,778		38,328
3.610% due 01/01/2038		1,704		1,620
4.000% due 06/01/2039 - 07/01/2049		32,769		31,255
4.000% due 05/01/2045 - 05/01/2049 (h)		41,631		39,557
4.010% due 01/01/2040		5,686		5,454
4.190% due 05/01/2030 (h)		20,500		20,283
4.200% due 01/01/2037		1,197		1,178
4.490% due 09/01/2036		519		509
4.500% due 08/01/2030 - 11/01/2054		3,804		3,723
4.500% due 12/01/2054 (h)		9,269		8,983
4.710% due 07/01/2035		1,501		1,489
4.790% due 03/01/2036		990		991
4.840% due 03/01/2035		1,913		1,917
4.950% due 01/01/2030 (h)		10,710		10,830
5.000% due 03/01/2049 - 02/01/2056 (h)		119,853		119,004
5.000% due 10/01/2052 - 03/01/2056		43,005		42,657
5.070% due 09/01/2034		960		979
5.500% due 09/01/2035 - 01/01/2056		149,899		152,248
5.500% due 09/01/2039 - 01/01/2056 (h)		201,336		204,316
5.840% due 05/01/2034		2,805		2,933
6.000% due 07/01/2039 - 10/01/2055		95,137		98,783
6.000% due 11/01/2040 - 10/01/2055 (h)		572,845		596,614
6.500% due 05/01/2045 - 10/01/2055		110,175		115,926
6.500% due 11/01/2053 - 09/01/2055 (h)		195,547		205,681
7.000% due 03/01/2039 - 07/01/2054		1,268		1,346

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.045% due 04/25/2034 ~(a)		131,211		6,117
2.842% due 06/25/2054 ~		3,825		3,726
3.004% due 07/25/2054 ~		30,948		30,003
4.071% due 10/25/2046 ~		796		790
4.228% due 10/25/2034 ~		69,498		67,955
4.660% due 01/25/2031		27,615		27,638
5.007% due 09/25/2030 ~		12,739		12,885
5.430% due 06/25/2031 ~		9,387		9,611
6.391% due 12/25/2047 ~		76		76
Federal Home Loan Mortgage Corp. REMICS
0.000% due 10/15/2026 - 08/15/2057 (b)(f)		10,870		8,258
0.000% due 01/15/2033 - 12/15/2042 •		4,026		3,476
0.000% due 03/25/2052 •(a)		13,426		166
0.243% due 07/15/2047 •(a)		13,365		272
0.439% due 02/15/2033 - 05/15/2033 •		3,102		2,712
0.657% due 11/15/2048 •(a)		98,877		2,877
0.684% due 07/15/2037 - 08/15/2045 •		7,022		4,964
0.687% due 05/15/2043 •		484		356
0.793% due 08/15/2040 •(a)		768		16
0.891% due 10/15/2042 •		963		613
0.951% due 01/15/2043 •		1,889		961
0.952% due 11/15/2042 •		297		154
1.108% due 04/15/2043 •		361		227
1.131% due 03/15/2045 •		202		127
1.173% due 05/15/2041 •		754		709
1.212% due 07/15/2043 •		12		7
1.250% due 01/15/2028		1,423		1,395
1.293% due 04/15/2042 •(a)		1,104		46
1.375% due 12/15/2027		882		867
1.387% due 12/15/2042 •		1,145		896
1.500% due 02/15/2028		2,528		2,481
1.518% due 08/15/2048 ~(a)		35,162		1,331
1.589% due 03/15/2050 ~(a)		21,369		923
1.617% due 12/15/2050 ~(a)		34,185		1,426
1.631% due 01/15/2033 •		4,840		4,377
1.672% due 09/25/2054 •(a)		43,465		2,689
1.750% due 10/15/2032		1,271		1,187
1.772% due 11/25/2054 •(a)		64,460		3,284
1.783% due 10/15/2037 ~(a)		134		7
1.846% due 10/15/2037 ~(a)		156		7
1.933% due 03/15/2037 ~(a)		148		7
1.955% due 01/15/2038 ~(a)		1,251		57
1.961% due 10/15/2038 ~(a)		1,867		96
1.970% due 05/15/2037 ~(a)		101		5
2.000% due 04/25/2031 - 04/25/2051 (a)		325,546		37,736
2.000% due 07/15/2041		472		447
2.030% due 11/15/2036 ~(a)		410		22
2.118% due 11/15/2038 ~(a)		442		23
2.139% due 08/15/2041 ~(a)		133		7
2.149% due 10/15/2041 ~(a)		287		16
2.179% due 02/15/2038 ~(a)		252		13
2.205% due 06/15/2038 ~(a)		353		20
2.250% due 05/15/2040		3,420		3,331
2.253% due 08/15/2047 ~(a)		6,962		731
2.258% due 04/25/2048 - 11/25/2049 •(a)		19,369		2,206
2.283% due 04/15/2047 •(a)		5,111		446
2.286% due 09/15/2041 •		478		314
2.293% due 10/15/2036 - 08/15/2042 •(a)		14,769		1,373
2.308% due 04/25/2049 - 06/25/2050 •(a)		55,129		6,189
2.343% due 08/15/2041 - 11/15/2043 •(a)		3,286		350
2.345% due 12/15/2046 ~(a)		31,293		2,736
2.358% due 06/25/2050 - 08/25/2050 •(a)		31,686		3,585
2.372% due 10/25/2054 •(a)		79,904		6,930
2.382% due 05/15/2035 •		177		173
2.393% due 12/15/2042 - 02/15/2044 •(a)		6,348		798
2.408% due 05/25/2050 - 06/25/2050 •(a)		19,209		2,088
2.410% due 08/15/2036 ~(a)		169		12
2.443% due 11/15/2042 - 10/15/2048 •(a)		20,234		2,207
2.458% due 07/25/2050 •(a)		21,240		2,643
2.485% due 01/15/2041 •		477		426
2.493% due 01/15/2033 - 06/15/2048 •(a)		12,534		1,179
2.500% due 09/15/2027 - 12/25/2051 (a)		328,847		47,193
2.672% due 12/25/2050 •(a)		6,368		862
2.723% due 02/15/2037 •(a)		230		18
2.743% due 04/15/2032 •(a)		434		15
2.893% due 01/15/2041 •(a)		190		16
2.943% due 02/15/2032 - 03/15/2035 •(a)		75		4
2.993% due 09/15/2035 - 07/15/2042 •(a)		986		129
3.000% due 05/15/2027 - 02/25/2052 (a)		559,239		91,619
3.043% due 03/15/2037 •(a)		301		23
3.072% due 10/15/2042 •		339		259
3.338% due 02/15/2041 •		77		60
3.500% due 02/15/2041 - 04/15/2054		10,715		8,599
3.500% due 02/25/2041 - 03/25/2052 (a)		296,896		50,532
4.000% due 02/15/2031 - 08/15/2042		2,148		1,975

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.000% due 03/15/2042 - 06/25/2051 (a)		97,683		21,230
4.000% due 03/25/2052 •		5,818		5,397
4.007% due 08/15/2047 •		1,437		1,403
4.107% due 08/15/2036 - 08/15/2057 •		23,098		22,390
4.114% due 10/15/2038 •		1,398		1,382
4.207% due 03/15/2044 •		1,224		1,216
4.257% due 11/15/2040 •		1,246		1,241
4.293% due 06/15/2031 •(a)		36		3
4.428% due 10/25/2052 •		54,916		54,747
4.498% due 12/25/2055 •		10,415		10,446
4.500% due 12/15/2033 - 11/15/2040		419		415
4.500% due 07/15/2042 - 10/25/2051 (a)		140,052		32,408
4.528% due 12/25/2055 •		390		392
4.549% due 04/15/2049 - 12/15/2050 •		5,122		5,124
4.578% due 10/25/2054 •		2,013		2,030
4.598% due 08/25/2054 •		15,833		15,957
4.608% due 02/25/2055 •		14,034		14,153
4.628% due 09/25/2054 - 03/25/2055 •		91,030		91,584
4.649% due 08/15/2048 •		10,513		10,607
4.678% due 08/25/2055 - 11/25/2055 •		13,017		13,122
4.728% due 10/25/2054 - 11/25/2054 •		85,996		86,129
4.748% due 08/25/2054 •		2,183		2,204
4.778% due 10/25/2054 - 08/25/2055 •		10,891		11,013
4.828% due 12/25/2054 - 08/25/2055 •		12,384		12,527
4.878% due 11/25/2052 - 09/25/2055 •		46,724		46,818
4.928% due 11/25/2054 - 12/25/2054 •		136,289		136,746
4.978% due 08/25/2054 •		3,627		3,662
5.000% due 05/25/2048 - 10/25/2054 (a)		71,255		15,232
5.028% due 10/25/2054 •		386		388
5.058% due 10/25/2054 •		129		131
5.078% due 02/25/2055 •		17,769		18,015
5.228% due 02/25/2055 •		56		57
5.500% due 02/15/2033 - 05/15/2036		168		171
5.500% due 05/15/2041 •		18		18
5.558% due 06/25/2055 •		126		129
5.585% due 05/15/2033 •		2		2
5.989% due 05/15/2033 •		5		5
6.000% due 07/15/2035		699		738
6.000% due 03/15/2044 (a)		310		51
6.848% due 10/15/2033 •		83		84
7.500% due 06/15/2042 •		564		524
7.871% due 11/15/2034 •		4		4
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250% due 08/25/2059 - 11/25/2059 ~		9,965		9,711
4.500% due 02/25/2059 ~		26,098		25,293
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.278% due 01/25/2034 •		322		323
6.528% due 04/25/2042 •		10,900		11,063
11.128% due 10/25/2041 •		4,590		4,676
Federal Home Loan Mortgage Corp. STRIPS
0.000% due 09/01/2026 - 12/15/2036 (b)(f)		593		532
2.000% due 06/25/2051 - 06/25/2052 (a)		549,797		67,498
2.183% due 09/15/2043 •(a)		6,559		579
2.343% due 09/15/2044 •(a)		1,982		181
2.500% due 01/25/2051 - 10/15/2052 (a)		228,675		33,913
3.000% due 12/15/2032 - 10/15/2052 (a)		148,634		23,801
3.000% due 05/15/2034 ~(a)		190		8
3.076% due 12/15/2027 ~(a)		42		1
3.500% due 01/15/2043 - 10/15/2052 (a)		95,977		16,770
3.500% due 10/15/2047 ~(a)		561		94
4.000% due 12/15/2043 - 06/15/2050 (a)		23,271		4,063
4.000% due 05/15/2049 ~(a)		333		45
4.528% due 10/25/2053 •		712		715
5.000% due 09/15/2046 ~(a)		438		65
5.000% due 11/15/2052 - 08/25/2055 (a)		289,826		64,446
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
2.856% due 12/25/2036 •		16,825		13,634
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046		2,107		1,815
3.500% due 12/25/2046		1,606		1,409
Federal National Mortgage Association
2.100% due 01/01/2047 •		97		100
2.500% due 01/01/2033		3,994		3,774
3.000% due 01/01/2038 - 03/01/2057		49,610		44,179
3.000% due 03/01/2050 - 07/01/2060 (h)		279,175		246,022
3.020% due 03/01/2028		6,617		6,475
3.282% due 05/01/2047 •		488		498
3.290% due 04/01/2027 - 03/01/2028 (h)		70,774		69,938
3.430% due 05/01/2028 (h)		9,728		9,570
3.430% due 03/01/2033		945		888
3.500% due 10/01/2034 - 06/01/2051		49,157		46,038
3.500% due 11/01/2049 - 06/01/2051 (h)		44,779		41,214
3.725% due 06/01/2048 •		126		125
4.000% due 06/01/2033 - 07/01/2053		123,058		117,951
4.000% due 10/01/2038 - 05/01/2049 (h)		89,998		85,852
4.140% due 04/01/2028 (h)		10,453		10,395

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.270% due 11/01/2032		4,540		4,466
4.270% due 11/01/2032 (h)		9,730		9,572
4.280% due 11/01/2032 (h)		11,129		10,955
4.300% due 12/01/2029 - 12/01/2032 (h)		37,622		37,090
4.320% due 06/01/2028		5,438		5,422
4.350% due 12/01/2032		6,018		5,942
4.357% due 02/01/2028 ~(h)		22,577		22,514
4.385% due 07/01/2030		2,733		2,725
4.440% due 06/01/2033 (h)		12,320		12,196
4.470% due 12/01/2032		2,849		2,832
4.490% due 10/01/2030 - 05/01/2033		5,742		5,717
4.490% due 04/01/2033 (h)		7,885		7,809
4.500% due 06/01/2030 - 04/01/2059		61,743		60,700
4.500% due 07/01/2053 - 12/01/2054 (h)		35,391		34,388
4.530% due 06/01/2033		3,134		3,124
4.550% due 05/01/2028		1,272		1,275
4.560% due 12/01/2029		4,962		4,976
4.580% due 08/01/2033		7,368		7,379
4.640% due 09/01/2028		4,884		4,904
4.650% due 03/01/2036		5,134		5,115
4.700% due 04/01/2033		2,640		2,647
4.700% due 04/01/2033 (h)		11,125		11,154
4.740% due 05/01/2033		2,110		2,125
4.815% due 09/01/2028		6,332		6,385
4.815% due 09/01/2028 (h)		7,900		7,943
4.840% due 07/01/2033		1,500		1,523
4.900% due 10/01/2028		3,030		3,052
4.990% due 03/01/2031 (h)		7,805		7,882
5.000% due 11/01/2033 - 03/01/2056		66,645		66,237
5.000% due 02/01/2056 (h)		92,464		91,722
5.110% due 08/01/2033		1,063		1,090
5.170% due 05/01/2031		2,820		2,891
5.200% due 10/01/2030		3,946		4,041
5.230% due 10/01/2028 (h)		8,806		8,935
5.500% due 11/01/2036 - 12/01/2055		81,375		82,846
5.500% due 11/01/2039 - 12/01/2055 (h)		147,839		150,383
5.570% due 10/01/2028		3,674		3,679
5.590% due 10/01/2031		2,201		2,303
5.610% due 10/01/2028		3,035		3,039
5.752% due 12/01/2034 •		86		88
5.810% due 06/01/2031 (h)		65,600		67,167
5.818% due 01/01/2035 •		134		138
5.910% due 10/01/2028		902		927
5.917% due 01/01/2035 •		72		73
6.000% due 09/01/2038 - 01/01/2056		381,409		393,560
6.000% due 12/01/2052 - 12/01/2055 (h)		490,072		508,346
6.010% due 08/01/2049 •		1,204		1,249
6.140% due 12/01/2048 •		364		379
6.175% due 06/01/2035 •		7		7
6.280% due 09/01/2043 •		481		499
6.500% due 05/01/2045 - 09/01/2055 (h)		189,750		199,134
6.500% due 02/01/2053 - 10/01/2055		114,584		120,560
7.000% due 06/01/2054 - 07/01/2054		1,308		1,387
Federal National Mortgage Association Connecticut Avenue Securities Trust
6.728% due 03/25/2042 •		3,750		3,797
9.628% due 10/25/2041 •		3,100		3,145
Federal National Mortgage Association Grantor Trust
5.405% due 08/25/2043 ~		11		11
Federal National Mortgage Association Interest STRIPS
0.000% due 01/25/2033 - 10/25/2040 (b)(f)		550		463
1.500% due 04/25/2037 - 01/25/2052 (a)		46,654		2,828
2.000% due 07/25/2037 - 08/25/2052 (a)		373,312		43,519
2.500% due 06/25/2052 - 08/25/2052 (a)		77,072		11,697
3.000% due 02/25/2028 - 08/25/2052 (a)		102,885		16,398
3.500% due 08/25/2043 - 11/25/2048 (a)		38,053		6,586
4.000% due 10/25/2053 (a)		41,404		9,403
5.000% due 08/25/2053 - 05/25/2055 (a)		376,038		81,163
5.500% due 02/25/2029 - 05/25/2055 (a)		81,313		17,781
5.500% due 01/25/2032 ~(a)		46		3
6.000% due 04/25/2032 - 05/25/2055 (a)		73,923		15,022
6.500% due 04/25/2038 (a)		144		32
Federal National Mortgage Association REMICS
0.000% due 10/25/2033 - 05/25/2048 (b)(f)		10,766		8,097
0.000% due 01/25/2043 - 05/25/2051 •		8,025		2,894
0.000% due 05/25/2051 - 02/25/2052 •(a)		509,570		2,223
0.200% due 02/25/2043 •(a)		2,692		15
0.208% due 08/25/2047 •(a)		18,688		384
0.258% due 01/25/2033 •		3,092		2,782
0.287% due 01/25/2044 ~(a)		893		6
0.387% due 07/25/2043 •		347		208
0.391% due 06/25/2043 •(a)		3,624		55
0.408% due 02/25/2033 •		1,173		1,016
0.684% due 11/25/2042 - 10/25/2045 •		2,263		1,769
0.909% due 03/25/2043 •		8,723		7,206
1.209% due 03/25/2033 •		8,747		7,977
1.258% due 06/25/2050 •(a)		7,512		493

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
1.293% due 03/25/2047 •		256		165
1.388% due 12/25/2042 - 10/25/2043 •		2,643		2,038
1.400% due 06/25/2028		2,193		2,142
1.466% due 01/25/2043 •		38		29
1.481% due 12/25/2050 ~(a)		40,449		1,876
1.500% due 02/25/2028 - 04/25/2028		3,824		3,752
1.500% due 11/25/2035 - 08/25/2037 (a)		303,654		14,942
1.622% due 09/25/2054 •(a)		78,359		4,452
1.639% due 07/25/2044 ~(a)		441		16
1.653% due 01/25/2051 ~(a)		78,591		3,329
1.687% due 07/25/2052 ~(a)		428		19
1.700% due 10/25/2046 ~(a)		152		6
1.815% due 04/25/2046 ~(a)		443		20
1.854% due 09/25/2045 ~(a)		285		11
1.858% due 06/25/2044 •(a)		2,021		86
1.880% due 07/25/2044 ~(a)		618		39
1.903% due 03/25/2060 ~(a)		8,702		630
1.962% due 07/25/2045 ~(a)		10,141		524
1.964% due 04/25/2055 ~(a)		730		32
1.981% due 03/25/2045 ~(a)		1,011		52
2.000% due 07/25/2041 - 12/25/2042		216		174
2.000% due 10/25/2050 - 07/25/2052 (a)		308,628		39,603
2.009% due 01/25/2045 ~(a)		348		18
2.022% due 08/25/2044 ~(a)		371		27
2.050% due 08/25/2054 ~(a)		312		15
2.078% due 06/25/2052 ~(a)		9,764		637
2.183% due 02/25/2062 ~(a)		13,583		1,133
2.208% due 10/25/2043 - 01/25/2050 •(a)		9,861		1,325
2.218% due 12/25/2036 •(a)		228		14
2.258% due 05/25/2046 - 11/25/2049 •(a)		60,875		6,589
2.260% due 08/25/2055 ~(a)		410		20
2.278% due 09/25/2049 •(a)		3,508		377
2.288% due 09/25/2061 ~(a)		5,345		463
2.308% due 10/25/2042 - 07/25/2059 •(a)		52,130		5,139
2.358% due 06/25/2037 - 07/25/2050 •(a)		46,774		5,216
2.386% due 11/25/2041 •		751		505
2.408% due 09/25/2041 - 01/25/2049 •(a)		16,713		1,557
2.458% due 11/25/2044 - 05/25/2048 •(a)		21,324		2,468
2.458% due 05/25/2048 •		4,276		3,364
2.472% due 10/25/2054 •(a)		35,173		3,229
2.473% due 06/25/2048 ~		1,617		169
2.500% due 12/25/2027 - 10/25/2052 (a)		863,105		125,589
2.500% due 01/25/2034		1,637		1,615
2.508% due 08/25/2041 - 02/25/2043 •(a)		8,352		589
2.524% due 08/25/2033 •		237		218
2.616% due 06/25/2043 •		1,953		1,539
2.688% due 03/25/2042 •(a)		675		91
2.858% due 09/25/2040 - 09/25/2042 •(a)		3,107		348
2.908% due 05/25/2036 •(a)		548		56
2.958% due 08/25/2040 •(a)		3		0
3.000% due 11/25/2027 - 10/25/2052 (a)		516,791		82,117
3.000% due 06/25/2033 - 05/25/2048		3,748		3,374
3.008% due 09/25/2039 •(a)		42		4
3.058% due 12/25/2032 - 11/25/2036 •(a)		969		96
3.158% due 04/25/2038 •(a)		207		16
3.358% due 10/25/2034 •(a)		236		7
3.472% due 09/25/2054 •(a)		62,022		4,951
3.500% due 10/25/2027 - 04/25/2053 (a)		244,823		42,912
3.500% due 05/25/2039 - 10/25/2042		1,192		1,117
3.625% due 05/25/2039		1,216		1,212
3.750% due 05/25/2033 - 01/25/2044		16		15
3.928% due 11/25/2050 •		3,919		3,793
3.955% due 01/25/2041 •		1,494		1,484
3.958% due 08/25/2034 •(a)		78		4
4.000% due 01/25/2033 - 03/25/2053 (a)		167,220		33,776
4.000% due 11/25/2040 - 05/25/2050		9,209		7,770
4.042% due 12/25/2047 - 09/25/2050 •		35,689		34,719
4.092% due 09/25/2044 •		2,896		2,849
4.114% due 08/25/2044 •		1,125		1,115
4.142% due 03/25/2042 - 05/25/2045 •		2,601		2,562
4.164% due 03/25/2049 •		355		353
4.187% due 02/25/2037 •		122		121
4.192% due 09/25/2049 - 07/25/2059 •		4,960		4,881
4.204% due 12/25/2046 •		693		689
4.212% due 07/25/2049 •		3,143		3,097
4.214% due 09/25/2046 - 11/25/2059 •		2,239		2,217
4.292% due 12/25/2040 •		490		488
4.414% due 05/25/2050 •		1,566		1,564
4.428% due 06/25/2055 •		34,716		34,611
4.429% due 12/25/2047 •		1,823		1,826
4.449% due 01/25/2051 •		7,186		7,217
4.500% due 03/25/2040		11		11
4.500% due 11/25/2044 - 09/25/2053 (a)		123,762		28,256
4.549% due 12/25/2050 •		1,505		1,504
4.578% due 11/25/2053 •		2,140		2,156
4.582% due 04/25/2048 •		843		852

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.592% due 07/25/2038 •		69		69
4.598% due 08/25/2054 •		3,023		3,044
4.628% due 01/25/2054 - 07/25/2055 •		76,479		76,835
4.678% due 12/25/2055 •		9,124		9,146
4.728% due 05/25/2054 - 07/25/2055 •		121,716		122,137
4.778% due 08/25/2055 •		22,296		22,540
4.808% due 08/25/2055 •		342		345
4.828% due 12/25/2054 - 11/25/2055 •		10,111		10,233
4.878% due 11/25/2052 - 09/25/2055 •		76,385		76,543
5.000% due 04/25/2035 - 07/25/2040		129		125
5.000% due 10/25/2054 (a)		37,326		8,351
5.028% due 02/25/2055 •		1,648		1,666
5.078% due 12/25/2054 •		8,092		8,204
5.176% due 03/25/2040 •		50		49
5.178% due 06/25/2055 •		12,855		13,076
5.500% due 12/25/2034 - 06/25/2036		700		713
6.000% due 02/25/2034		42		43
7.000% due 11/25/2039 - 03/25/2049		69		70
10.551% due 12/25/2036 •		22		23
Federal National Mortgage Association REMICS Trust
0.115% due 07/25/2044 ~(a)		13,322		53
2.212% due 10/25/2046 ~(a)		2,983		132
2.708% due 09/25/2037 •(a)		1,287		68
5.236% due 05/25/2042 ~		10		10
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)		9,694		389
6.300% due 06/25/2031 ~		10		10
Government National Mortgage Association
0.000% due 04/16/2053 ~(a)		198		0
0.022% due 08/16/2048 ~(a)		319		0
0.300% due 05/16/2050 ~(a)		604		1
1.815% due 05/16/2053 ~(a)		40		1
2.000% due 03/20/2052		7,402		6,077
3.000% due 09/20/2046 - 12/20/2051		20,997		18,821
3.000% due 04/20/2050 - 02/20/2053 (h)		127,462		113,500
3.500% due 03/20/2042 - 06/20/2056		42,979		38,952
3.500% due 10/20/2047 - 03/20/2056 (h)		1,257,636		1,132,541
4.000% due 07/20/2039 - 04/20/2055		7,891		7,550
4.500% due 09/15/2038 - 09/20/2048		48,599		47,825
4.500% due 03/20/2041 (h)		7,739		7,670
5.000% due 08/20/2034 - 06/20/2049		6,336		6,388
5.125% due 10/20/2044 •		472		485
5.375% due 08/20/2045 •		371		378
5.500% due 02/20/2034 - 04/20/2040		56		57
6.000% due 07/20/2038 - 06/20/2041		162		168
6.500% due 03/15/2035 - 03/20/2055		590		609
Government National Mortgage Association REMICS
0.000% due 03/20/2035 - 06/16/2043 (b)(f)		2,936		2,494
0.000% due 10/20/2047 - 03/20/2048 •(a)		13,505		94
0.036% due 02/20/2049 •(a)		17,672		205
0.147% due 12/20/2042 ~		260		214
0.619% due 09/20/2045 •		323		205
1.055% due 09/20/2045 ~(a)		935		39
1.093% due 04/20/2043 ~(a)		4,127		235
1.098% due 11/20/2046 ~(a)		223		17
1.111% due 08/20/2045 ~(a)		413		16
1.124% due 11/20/2045 ~(a)		656		28
1.126% due 06/20/2043 ~(a)		1,800		78
1.159% due 12/20/2045 ~(a)		569		23
1.171% due 10/20/2046 ~(a)		2,521		122
1.178% due 06/20/2046 ~(a)		1,558		63
1.187% due 01/20/2047 ~(a)		2,904		156
1.189% due 11/20/2046 ~(a)		2,846		155
1.198% due 05/20/2047 - 08/20/2047 ~(a)		6,684		306
1.204% due 07/20/2046 ~(a)		2,721		152
1.237% due 05/20/2040 ~(a)		2,622		114
1.325% due 06/20/2045 •		981		606
1.338% due 07/20/2041 ~(a)		814		42
1.511% due 06/20/2042 ~(a)		652		28
1.561% due 06/20/2042 ~(a)		614		24
1.590% due 08/20/2045 •		774		649
1.786% due 05/20/2049 •(a)		3,598		253
1.796% due 09/20/2043 •(a)		640		10
1.796% due 01/20/2044 •		967		487
2.000% due 01/20/2051 (a)		18,039		1,997
2.093% due 12/20/2040 •		723		671
2.296% due 04/20/2046 - 09/20/2049 •(a)		31,714		3,262
2.302% due 06/16/2039 •(a)		549		23
2.346% due 01/20/2035 - 12/20/2048 •(a)		4,978		329
2.352% due 11/16/2034 •(a)		168		1
2.366% due 12/20/2035 •(a)		6,758		130
2.446% due 09/20/2048 •(a)		996		144
2.452% due 03/16/2035 •(a)		511		2
2.496% due 04/20/2048 •		4,045		3,832
2.500% due 09/20/2050 (a)		2,745		71
2.530% due 11/20/2046 •		25		22

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
2.702% due 02/16/2040 •(a)		1,038		62
2.946% due 05/20/2041 •(a)		475		26
3.000% due 02/20/2043 - 06/20/2046 (a)		1,853		92
3.000% due 08/20/2051 - 11/20/2067		10,743		8,273
3.500% due 11/20/2042 - 09/20/2046 (a)		5,327		814
3.500% due 02/20/2043 - 12/20/2068		35,294		25,680
3.500% due 01/20/2069 ~		1,038		1,003
3.909% due 09/20/2073 •		2,004		1,999
4.000% due 10/16/2044 (a)		619		69
4.004% due 03/20/2041 •		291		286
4.061% due 05/20/2068 •		167		167
4.109% due 03/20/2073 •		31,894		31,848
4.161% due 11/20/2070 •		4,337		4,314
4.204% due 02/20/2049 •		991		977
4.211% due 11/20/2060 - 11/20/2070 •		11,844		11,860
4.246% due 03/20/2068 •		239		239
4.259% due 02/20/2074 - 05/20/2074 •		2,553		2,561
4.261% due 03/20/2061 - 07/20/2067 •		70		70
4.276% due 10/20/2062 - 02/20/2068 •		480		480
4.281% due 08/20/2062 •		56		56
4.299% due 02/20/2053 •		46,683		46,625
4.301% due 07/20/2063 •		51		51
4.309% due 02/20/2053 - 02/20/2074 •		14,971		14,939
4.339% due 01/20/2073 •		24,373		24,538
4.359% due 02/20/2053 - 01/20/2076 •		101,735		102,364
4.361% due 08/20/2065 - 10/20/2069 •		1,204		1,210
4.369% due 11/20/2074 •		909		916
4.399% due 02/20/2073 - 04/20/2074 •		23,052		23,256
4.409% due 09/20/2055 - 02/20/2076 •		114,042		115,094
4.421% due 12/20/2065 •		108		108
4.429% due 12/20/2071 •		2,193		2,196
4.449% due 04/20/2075 •		20,013		20,241
4.459% due 12/20/2053 - 07/20/2074 •		107,384		107,916
4.461% due 04/20/2062 •		417		418
4.469% due 03/20/2073 •		31,895		32,267
4.479% due 01/20/2073 •		1,501		1,519
4.489% due 02/20/2073 - 03/20/2073 •		19,910		20,096
4.496% due 03/20/2069 •		237		239
4.500% due 12/16/2041 - 05/20/2043 (a)		661		91
4.509% due 01/20/2073 - 07/20/2074 •		278,034		282,024
4.511% due 11/20/2065 - 02/20/2067 •		2,167		2,176
4.539% due 01/20/2074 - 08/20/2074 •		34,373		34,959
4.559% due 11/20/2055 - 10/20/2073 •		51,270		52,072
4.561% due 07/20/2066 •		33		33
4.562% due 02/20/2069 •		694		697
4.569% due 08/20/2073 •		13,336		13,549
4.579% due 08/20/2073 •		22,312		22,654
4.589% due 09/20/2073 •		9,947		10,102
4.609% due 08/20/2054 - 12/20/2073 •		125,132		126,811
4.661% due 09/20/2069 •		478		482
4.709% due 03/20/2073 - 06/20/2073 •		174,021		177,575
4.712% due 10/20/2067 •		334		336
4.729% due 08/20/2073 •		6,993		7,144
4.759% due 09/20/2054 - 05/20/2073 •		8,012		8,121
4.789% due 09/20/2054 •		1,957		1,968
4.809% due 08/20/2055 •		287		288
4.827% due 08/20/2067 •		83		83
4.898% due 04/20/2067 •		1,170		1,179
4.911% due 05/20/2070 •		428		438
4.927% due 08/20/2068 •		3,065		3,079
5.000% due 05/16/2043 (a)		367		46
5.109% due 03/20/2071 - 08/20/2071 •		12,936		13,291
5.161% due 07/20/2066 •		58		59
5.869% due 10/20/2045 •		333		336
Government National Mortgage Association, TBA
2.000% due 07/01/2056 - 08/01/2056		59,425		48,682
2.500% due 07/01/2056		152,650		130,361
3.500% due 07/01/2056 - 08/01/2056		169,200		151,920
4.500% due 07/01/2056 - 08/01/2056		753,816		723,690
5.000% due 08/01/2056		438,500		431,897
5.500% due 07/01/2056 - 08/01/2056		446,000		447,669
6.000% due 09/01/2056		38,500		39,217
6.500% due 07/01/2056 - 08/01/2056		385,400		399,185
Seasoned Loans Structured Transaction Trust
4.598% due 05/25/2034 •		37,618		37,871
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2041 - 07/01/2056		15,100		14,389
4.000% due 07/01/2041 - 09/01/2056		729,600		684,241
4.500% due 07/01/2041 - 07/01/2056		73,700		72,805
5.000% due 07/01/2041 - 08/01/2056		3,337,080		3,277,065
5.500% due 08/01/2041 - 08/01/2056		268,620		270,166
6.000% due 07/01/2041 - 09/01/2056		1,797,536		1,831,600

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.500% due 07/01/2056 - 08/01/2056			428,338		442,746

Total U.S. Government Agencies (Cost $19,031,639)					18,781,779

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
4.875% due 08/15/2045 (h)			7,037		6,985
U.S. Treasury Notes
2.250% due 08/15/2027 (j)(l)			21,700		21,254
4.250% due 08/15/2035 (j)(l)			11,170		11,029

Total U.S. Treasury Obligations (Cost $40,628)					39,268

NON-AGENCY MORTGAGE-BACKED SECURITIES 26.1%
ACRA Trust
5.608% due 10/25/2064 þ			2,937		2,939
Adjustable Rate Mortgage Trust
4.713% due 09/25/2035 •			1,625		1,556
4.913% due 02/25/2035 •			5,847		5,763
American Home Mortgage Assets Trust
3.205% due 01/25/2036 ~			831		516
4.223% due 06/25/2037 •			3,793		3,661
4.343% due 08/25/2037 •			4,583		4,203
4.714% due 10/25/2046 •			6,106		4,995
American Home Mortgage Investment Trust
4.163% due 03/25/2046 •			3,204		2,969
4.554% due 06/25/2045 •			5,112		4,872
Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~			15,681		11,913
4.800% due 11/25/2067 þ			6,461		6,420
5.338% due 05/27/2069 þ			2,384		2,382
5.985% due 01/25/2069 þ			620		622
6.197% due 01/25/2069 þ			5,510		5,536
6.500% due 12/25/2067 þ			2,362		2,363
Anthracite Investments Cayman Ltd.
5.678% due 06/20/2041			5,912		0
Ashford Hospitality Trust
5.048% due 04/15/2035 •			8,335		8,338
5.198% due 04/15/2035 •			15,035		15,013
5.898% due 04/15/2035 •			13,939		13,855
ATLX Trust
3.850% due 04/25/2063 þ			3,790		3,677
3.850% due 04/25/2064 þ			169		164
Atrium Hotel Portfolio Trust
5.573% due 12/15/2036 •			8,800		8,650
Avon Finance
4.646% due 12/28/2049 •	GBP		11,801		15,661
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «			$26,021		25,351
3.110% due 08/25/2052 «			10,000		9,018
BAMLL Commercial Mortgage Securities Trust
5.740% due 09/15/2038 •			4,000		3,776
6.490% due 09/15/2038 •			5,000		4,672
Banc of America Alternative Loan Trust
2.877% due 06/25/2037 •(a)			232		26
4.123% due 06/25/2037 •			215		160
6.000% due 06/25/2046			1,051		833
Banc of America Commercial Mortgage Trust
5.754% due 07/10/2046 ~			145		144
Banc of America Funding Trust
2.310% due 01/27/2035 •			3,179		634
3.976% due 05/26/2037 •			21,535		19,334
4.561% due 02/20/2036 ~			464		423
4.727% due 01/20/2047 ~			96		84
6.000% due 09/25/2036			11		11
Banc of America Mortgage Trust
4.891% due 11/20/2046 ~			35		31
5.361% due 04/25/2035 ~			785		776
5.765% due 05/25/2034 ~			11		10
5.786% due 06/25/2034 ~			17		17
Bayview MSR Opportunity Master Fund Trust
3.000% due 12/25/2051 ~			3,532		3,034
Bayview Opportunity Master Fund VI Trust
4.528% due 10/25/2051 •			1,009		945
BBCMS Mortgage Trust
5.114% due 07/15/2037 •			3,300		3,188
5.814% due 07/15/2037 •			7,000		6,617
6.314% due 07/15/2037 •			9,060		8,200
BCAP LLC Trust
3.149% due 01/26/2037 ~			1,773		1,629
4.561% due 02/26/2036 ~			2,372		2,203
5.500% due 04/25/2037			965		372
BCP Trust
5.336% due 06/15/2038 •			5,000		1,771
6.232% due 06/15/2038 •			12,750		1,999

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Bear Stearns ALT-A Trust
3.985% due 08/25/2036 ~		4,580		3,009
4.083% due 02/25/2034 •		11		11
4.083% due 08/25/2036 •		3,711		3,399
4.263% due 01/25/2036 •		431		424
4.486% due 11/25/2035 ~		440		327
4.642% due 09/25/2035 ~		982		505
5.131% due 04/25/2035 ~		9		8
Bear Stearns ARM Trust
3.994% due 10/25/2036 ~		107		91
4.498% due 07/25/2034 ~		23		22
4.590% due 03/25/2035 ~		92		86
5.307% due 05/25/2037 ~		1,643		1,423
6.273% due 12/25/2046 •		231		195
6.298% due 12/25/2046 •		1,402		1,262
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		28		28
Bear Stearns Mortgage Funding Trust
4.223% due 09/25/2046 •		73		71
Bear Stearns Structured Products, Inc. Trust
4.750% due 01/26/2036 ~		1,093		763
Beast Mortgage Trust
5.190% due 03/15/2036 •		3,000		1,254
5.690% due 03/15/2036 •		5,590		1,706
6.240% due 03/15/2036 •		32,020		6,627
BINOM Securitization Trust
4.441% due 08/25/2057 ~		18,675		18,048
BWAY Mortgage Trust
5.940% due 09/15/2036 •		6,000		5,855
6.590% due 09/15/2036 •		7,000		6,710
BX Trust
4.245% due 10/15/2036 •		528		528
4.931% due 10/15/2026 •		1,074		1,074
5.570% due 10/15/2026 •		2,865		2,864
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		7,184		7,116
4.000% due 10/25/2054 ~		12,124		11,867
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~		11,739		10,345
3.250% due 08/25/2064 ~		26,748		23,591
3.250% due 09/25/2064 ~		11,013		9,723
3.375% due 12/25/2064 ~		7,204		6,395
3.375% due 04/25/2065 ~		8,024		7,163
4.878% due 06/25/2054 ~		784		785
4.878% due 05/25/2055 •		4,128		4,127
4.878% due 09/25/2055 •		6,717		6,714
4.928% due 06/25/2055 •		13,282		13,288
5.128% due 04/25/2056 •		25,044		25,161
Chase Mortgage Finance Corp.
4.828% due 01/25/2057 ~		56,629		56,717
Chase Mortgage Finance Trust
6.281% due 02/25/2037 ~		3		3
ChaseFlex Trust
4.113% due 02/25/2037 •		4,654		997
4.363% due 05/25/2037 •		8,700		8,072
4.443% due 05/25/2037 •		619		601
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.063% due 08/25/2037 •		1,789		1,615
CHL Mortgage Pass-Through Trust
4.050% due 03/25/2037 ~		225		195
4.173% due 02/25/2047 ~		321		303
4.309% due 11/25/2037 ~		787		748
4.344% due 01/25/2036 ~		32		30
4.423% due 02/25/2035 •		238		228
4.500% due 05/01/2034		136		131
4.650% due 01/25/2036 ~		793		758
5.500% due 01/25/2035		132		133
5.750% due 05/25/2037		23		9
5.750% due 06/25/2037		4,081		1,806
5.750% due 07/25/2037		1,235		556
6.000% due 02/25/2037		5,413		2,299
6.000% due 01/25/2038		256		106
6.250% due 09/25/2037		56		32
6.500% due 10/25/2037		9,616		2,739
6.500% due 11/25/2037		4,061		1,188
CHL Reperforming Loan REMICS Trust
4.103% due 01/25/2036 •		61		58
4.710% due 01/25/2034 ~		2,208		2,007
7.500% due 06/25/2035		94		96
CIM Trust
0.500% due 07/01/2051 ~(a)		75,709		2,305
4.750% due 06/25/2064 ~		5,284		5,181
5.000% due 05/25/2062 ~		1,965		1,948
5.000% due 02/25/2099 þ		2,187		2,166
6.639% due 12/25/2067 þ		2,371		2,365

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Citigroup Commercial Mortgage Trust
4.242% due 11/10/2051		7,765		7,737
Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~		62,696		64,905
0.000% due 09/25/2064 ~		80,761		67,730
0.000% due 02/25/2065 ~		116,055		101,098
0.000% due 07/01/2075		41		41
0.250% due 09/25/2051 ~(a)		44,870		671
3.600% due 07/01/2075 «(c)		19,943		17,028
4.052% due 06/27/2037 ~		5,606		5,021
4.597% due 02/20/2036 ~		2,149		1,997
4.669% due 08/25/2035 ~		236		220
4.978% due 07/25/2054 •		6,153		6,160
5.128% due 06/25/2055 •		12,504		12,577
6.000% due 08/25/2037 ~		1,704		568
6.050% due 03/25/2036 •		9		9
6.190% due 05/25/2035 •		1		1
CLNY Trust
5.457% due 11/15/2038 •		5,000		4,945
COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ		4,358		4,387
Countrywide Alternative Loan Trust
1.837% due 06/25/2036 •(a)		1,316		138
3.187% due 10/25/2037 •(a)		5,720		806
4.003% due 06/25/2036 •		1,306		1,268
4.043% due 04/25/2047 •		204		188
4.123% due 11/25/2036 •		559		833
4.143% due 09/25/2046 •		1,319		1,311
4.163% due 06/25/2036 •		1,330		518
4.314% due 03/25/2047 •		43		35
4.323% due 08/25/2047 •		2,356		2,007
4.394% due 12/20/2035 •		1,571		1,507
4.398% due 11/20/2035 •		118		116
4.463% due 05/25/2036 •		164		65
4.978% due 05/25/2036 ~		843		830
5.144% due 08/25/2035 •		1,959		1,903
5.244% due 09/25/2035 •		393		370
5.500% due 07/25/2035		3,721		2,602
5.750% due 03/25/2034		2,243		2,275
5.794% due 10/20/2035 •		881		631
6.000% due 10/25/2034		6,332		6,401
6.000% due 12/25/2034		2,372		2,049
6.000% due 07/25/2036		15,557		5,703
6.000% due 08/25/2036		957		911
6.000% due 08/25/2036 •		772		735
6.000% due 02/25/2037		3,876		1,400
6.000% due 04/25/2037		12,172		5,217
6.000% due 07/25/2037		11,991		5,963
6.500% due 12/25/2036		8,009		3,217
Countrywide Alternative Loan Trust Resecuritization
6.000% due 05/25/2036		35		18
Cross Mortgage Trust
5.129% due 09/25/2069 ~		2,655		2,649
5.549% due 12/25/2069 ~		3,869		3,885
5.582% due 07/25/2071 ~		11,600		11,600
6.093% due 04/25/2069 þ		4,062		4,077
6.147% due 07/25/2069 þ		3,766		3,787
6.272% due 06/25/2069 þ		5,382		5,411
6.615% due 03/25/2068 þ		2,741		2,734
CSAB Mortgage-Backed Trust
6.500% due 11/25/2036 þ		57		7
CSMC Mortgage-Backed Trust
5.733% due 01/15/2049 ~		2,500		131
CSMC Trust
0.938% due 05/25/2066 ~		870		733
2.000% due 01/25/2060		13,808		12,079
2.000% due 01/25/2060 ~		1,100		973
2.000% due 10/25/2060 ~		443		399
2.500% due 07/25/2056 ~		1,680		1,392
2.992% due 07/25/2057 ~		6,580		6,165
3.000% due 11/25/2056 ~		5,303		4,576
3.375% due 01/25/2060		1,000		817
3.904% due 04/25/2062 ~		2,526		2,406
4.148% due 12/27/2060 ~		17,425		17,381
4.571% due 01/26/2047 ~		2,397		1,142
4.699% due 05/27/2053 ~		1,941		1,745
4.909% due 10/26/2036 ~		387		359
5.540% due 07/15/2038 •		4,000		1,650
6.040% due 07/15/2038 •		5,000		617
6.250% due 05/26/2048		5,694		4,883
6.456% due 06/01/2050 ~		1,686		1,681
6.640% due 07/15/2038 •		10,000		446
DC Commercial Mortgage Trust
6.314% due 09/12/2040		4,300		4,370
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.063% due 03/25/2037 •		739		716

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.063% due 09/25/2047 •			12,469		10,994
4.243% due 01/25/2047 •			5,288		4,873
DOLP Trust
3.704% due 05/10/2041 ~			46,540		39,782
Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~			2,200		1,595
4.778% due 11/25/2060 •			32,131		32,154
5.522% due 01/26/2060 þ			1,138		1,139
5.655% due 02/25/2060 þ			3,993		4,006
Eurosail-U.K. PLC
4.636% due 09/13/2045 •	GBP		548		711
Finance of America HECM Buyout
4.500% due 11/25/2035 ~			$4,323		4,277
First Horizon Alternative Mortgage Securities Trust
3.976% due 07/25/2036 ~			71		63
First Horizon Mortgage Pass-Through Trust
5.484% due 11/25/2035 ~			7		5
5.737% due 08/25/2035 ~			59		38
GCAT Trust
2.565% due 05/25/2066			9,952		7,529
4.250% due 05/25/2067 ~			3,410		3,212
5.500% due 08/25/2055 ~			35,711		35,687
6.007% due 01/25/2059 þ			2,046		2,050
6.085% due 06/25/2059 þ			2,723		2,736
6.500% due 01/25/2054 ~			4,195		4,304
Global Mortgage Securitization Ltd.
4.033% due 04/25/2032 •			261		256
GMACM Mortgage Loan Trust
6.750% due 05/25/2035 ~			7		7
GreenPoint Mortgage Funding Trust
4.223% due 02/25/2037 •			6,159		6,152
Grifonas Finance No. 1 PLC
2.419% due 08/28/2039 •	EUR		3,736		4,212
GS Mortgage Securities Corp. Trust
5.123% due 07/15/2031 •			$11,605		3,595
5.373% due 07/15/2031 •			3,293		631
5.540% due 12/15/2036 •			3,292		3,242
GS Mortgage-Backed Securities Corp. Trust
0.250% due 05/25/2051 ~(a)			14,617		196
2.000% due 12/25/2060 ~			2,770		2,411
2.300% due 07/25/2061 ~			17,128		14,554
3.207% due 07/25/2061 ~			5,664		4,694
4.211% due 07/25/2061 ~			2,039		1,719
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(f)			39		39
0.000% due 07/25/2064 (b)(f)			145		143
0.000% due 08/25/2065 (b)(f)			424		413
0.000% due 08/25/2071 ~			703		592
0.500% due 01/25/2053 ~(a)			31,636		999
2.988% due 04/25/2065 ~			69,633		70,621
3.289% due 01/25/2064 ~			94,622		79,620
3.479% due 07/25/2064 ~			98,998		83,178
3.506% due 08/25/2071 ~			80,950		74,752
3.625% due 01/25/2059 ~			18,306		17,951
3.750% due 10/25/2057			841		824
3.900% due 09/25/2061 þ			6,242		6,089
4.100% due 07/25/2065 þ			9,874		9,565
4.110% due 07/25/2064 ~			97,442		85,634
4.114% due 08/25/2065 ~			122,509		108,886
4.980% due 11/25/2054 •			3,004		3,007
GSMPS Mortgage Loan Trust
4.113% due 01/25/2036 •			391		317
4.129% due 03/25/2035 ~			2,029		1,984
4.163% due 04/25/2036 •			3,688		3,232
4.227% due 01/25/2036 ~			1,694		1,522
GSMSC Resecuritization Trust
4.368% due 06/26/2037 ~			2,921		2,646
GSR Mortgage Loan Trust
6.250% due 08/25/2036			643		153
HarborView Mortgage Loan Trust
4.134% due 01/19/2038 •			9,837		8,900
4.164% due 12/19/2036 •			3,644		3,303
4.174% due 11/19/2036 •			1,483		1,417
4.374% due 08/19/2045 •			17		16
5.644% due 09/19/2035 •			1,895		1,423
5.744% due 10/19/2035 •			16,690		7,621
6.057% due 04/19/2034 ~			29		29
Hilton USA Trust
2.828% due 11/05/2035			1,000		834
Homestar Mortgage Acceptance Corp.
4.558% due 03/25/2034 •			707		731
HSI Asset Loan Obligation Trust
2.867% due 12/25/2036 •(a)			726		61
4.133% due 12/25/2036 •			742		131
Hundred Acre Wood Trust
4.512% due 12/25/2051 •			6,163		5,788

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Impac Secured Assets Trust
4.323% due 08/25/2036 •		1,047		952
4.463% due 05/25/2036 •		7		6
IMS Ecuadorian Mortgage Trust
3.400% due 08/18/2043		856		833
IndyMac IMSC Mortgage Loan Trust
3.653% due 06/25/2037 ~		9,648		5,644
IndyMac INDX Mortgage Loan Trust
3.618% due 09/25/2036 ~		109		85
3.923% due 09/25/2036 ~		1,519		1,371
3.935% due 08/25/2035 ~		22		20
4.123% due 02/25/2037 •		1,655		1,548
4.163% due 10/25/2036 •		5		4
4.543% due 12/25/2034 •		172		130
Jefferies Resecuritization Trust
8.718% due 06/25/2047 ~		408		346
JP Morgan Alternative Loan Trust
4.083% due 11/25/2036 •		2,129		1,876
4.323% due 04/25/2047 •		594		576
6.000% due 12/27/2036		2,440		1,108
JP Morgan Chase Commercial Mortgage Securities Trust
4.750% due 06/15/2038 •		1,520		1,471
5.223% due 02/15/2035 •		1,021		986
5.490% due 03/15/2036 •		1,900		1,605
6.040% due 03/15/2036 •		29,900		22,112
6.840% due 03/15/2036 •		4,000		2,190
JP Morgan Mortgage Trust
0.150% due 03/25/2052 ~(a)		26,408		238
0.188% due 11/25/2051 ~(a)		39,086		429
0.450% due 07/25/2052 ~(a)		58,479		1,473
0.482% due 02/25/2052 ~(a)		42,124		1,209
0.500% due 12/25/2051 ~(a)		59,129		1,768
0.500% due 04/25/2052 ~(a)		8,176		147
0.500% due 05/25/2052 ~(a)		68,022		2,060
0.500% due 06/25/2052 ~(a)		34,733		1,053
2.500% due 12/25/2051 ~(a)		8,958		1,230
2.500% due 04/25/2052 ~(a)		6,863		950
3.500% due 09/25/2052 ~		9,646		8,605
4.265% due 06/25/2036 ~		2,492		1,544
4.384% due 01/25/2037 ~		1,404		1,169
4.562% due 05/25/2052 •		18,806		17,653
4.625% due 07/25/2063 ~		3,446		3,349
4.828% due 04/25/2066 ~		33,189		33,310
4.878% due 11/25/2054 •		25,428		25,415
4.878% due 12/25/2054 •		34,594		34,588
4.878% due 03/25/2055 •		8,752		8,755
4.928% due 03/25/2056 •		31,322		31,434
4.978% due 02/25/2055 •		5,201		5,211
5.000% due 12/25/2051 ~		2,374		2,313
5.175% due 11/25/2035 ~		1,871		1,505
5.250% due 11/25/2063 ~		1,046		1,035
5.443% due 04/25/2035 ~		6		6
5.561% due 09/25/2055 þ		6,901		6,886
6.032% due 07/25/2035 ~		1		1
6.186% due 07/25/2035 ~		2		2
7.000% due 08/25/2037		954		439
7.318% due 12/25/2055 ~		75,367		76,100
8.251% due 11/25/2056		7,600		8,123
9.036% due 10/25/2055 ~		100,282		106,192
9.603% due 02/25/2055 ~		72,948		78,575
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~		1,632		1,539
6.000% due 09/26/2036 ~		2,779		2,184
JP Morgan Seasoned Mortgage Trust
3.655% due 01/25/2063 ~		10,574		9,809
4.358% due 01/25/2063 ~		2,545		2,434
KREST Commercial Mortgage Securities Trust
3.024% due 11/05/2044 ~		17,515		12,022
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «		3,823		3,541
4.250% due 09/29/2046 «		19,968		18,200
La Hipotecaria Panamanian Mortgage Trust
3.508% due 11/24/2042 «•		6,514		6,325
Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ		3,529		3,534
5.750% due 07/25/2061 þ		4,652		4,662
5.892% due 10/25/2066 þ		3,131		3,136
6.250% due 07/25/2067 þ		7,870		7,884
Lehman Mortgage Trust
2.787% due 11/25/2036 •(a)		16,537		1,866
4.083% due 08/25/2036 •		66		40
4.213% due 11/25/2036 •		25,624		5,470
5.750% due 02/25/2037		3,592		2,331
Lehman XS Trust
4.003% due 08/25/2036 •		53		64
4.123% due 12/25/2036 •		4,317		4,495

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.263% due 08/25/2037 •		1,130		1,119
4.663% due 08/25/2047 •		1,507		1,441
Luminent Mortgage Trust
4.223% due 05/25/2037 •		18		17
LUX
6.316% due 08/15/2040 •		8,300		8,355
MASTR Asset Securitization Trust
6.250% due 01/25/2038		393		184
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		702		400
7.000% due 07/25/2035		1,883		1,165
Merrill Lynch Alternative Note Asset Trust
3.294% due 10/25/2047 ~		4,418		1,049
Merrill Lynch Mortgage Investors Trust
5.520% due 02/25/2036 ~		258		164
MF1
4.695% due 12/15/2034 •		5,270		5,247
MFA Trust
2.306% due 04/25/2065 ~		8,966		7,977
2.500% due 10/25/2051 ~(a)		26,355		4,013
2.855% due 07/25/2060 ~		1,372		1,140
4.250% due 02/25/2066 ~		799		760
5.387% due 12/25/2059 ~		21,660		21,586
6.105% due 12/25/2068 þ		2,772		2,783
6.775% due 10/25/2058 þ		3,550		3,555
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		742		732
2.750% due 08/25/2059 ~		2,357		2,301
3.000% due 08/25/2059 ~		5,000		4,649
3.500% due 04/25/2066 ~		5,463		5,369
Morgan Stanley Capital I Trust
2.509% due 04/05/2042 ~		10,000		8,898
4.740% due 05/15/2036 •		2,671		427
5.538% due 12/15/2038 •		8,896		8,025
6.117% due 12/15/2038 •		24,544		21,919
6.817% due 12/15/2038 •		8,200		7,094
Morgan Stanley Mortgage Loan Trust
4.196% due 09/25/2035 ~		37		24
4.663% due 02/25/2036 •		91		87
4.789% due 12/25/2035 ~		1,411		1,319
5.500% due 10/25/2037		260		254
6.201% due 02/25/2047 þ		1,884		604
Morgan Stanley Re-REMICS Trust
4.123% due 02/26/2037 •		7,966		7,656
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		3,297		3,202
5.044% due 07/25/2069 ~		8,037		8,020
6.919% due 06/25/2071 «~		17,284		17,757
Mortgage Equity Conversion Asset Trust
4.510% due 05/25/2042 •		2,233		2,024
MortgageIT Securities Corp. Mortgage Loan Trust
4.223% due 06/25/2047 •		1,669		1,485
MortgageIT Trust
4.543% due 11/25/2034 •		70		69
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		9,348		1,018
2.201% due 10/25/2058 ~		10,000		9,237
2.750% due 07/25/2059 ~		15,291		14,785
2.750% due 11/25/2059 ~		104		100
3.000% due 07/25/2059 ~		1,837		1,699
3.008% due 10/25/2058 ~		5,500		4,998
3.500% due 12/25/2058 ~		493		458
3.500% due 10/25/2059 ~		1,479		1,378
3.963% due 10/25/2058 ~		2,500		2,299
4.562% due 09/25/2051 •		12,278		11,554
New York Mortgage Trust
4.359% due 08/25/2035 •		1,017		913
NLT Trust
3.200% due 10/25/2062 ~		2,743		2,512
NMLT Trust
7.120% due 09/01/2076 «		26,700		27,333
NYMT Loan Trust
3.215% due 07/25/2061		800		697
3.750% due 02/25/2068 ~		1,554		1,441
3.750% due 11/25/2069 ~		7,257		6,982
5.379% due 06/25/2069 ~		3,833		3,836
OBX Trust
3.000% due 01/25/2052 ~		4,237		3,642
3.421% due 02/25/2055 ~		4,506		4,432
3.671% due 03/25/2053 ~		8,098		8,141
3.699% due 04/25/2053 ~		12,268		12,308
4.940% due 09/25/2062 þ		14,751		14,606
5.110% due 08/25/2062 þ		4,715		4,707
5.470% due 04/25/2066 ~		10,200		10,209
5.610% due 11/25/2064 ~		3,440		3,450
6.030% due 01/25/2064 þ		4,895		4,922

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.233% due 05/25/2064 þ			3,445		3,465
6.465% due 10/25/2063 þ			5,005		5,015
6.520% due 07/25/2063 þ			7,324		7,326
6.567% due 06/25/2063 þ			3,818		3,810
6.844% due 04/25/2063 þ			2,193		2,201
7.045% due 09/25/2063 þ			4,352		4,360
7.159% due 10/25/2063 þ			6,706		6,730
Oceanview Mortgage Trust
4.580% due 05/25/2055 •			8,833		8,838
One Bryant Park Trust
2.516% due 09/15/2054			40,000		36,959
PMT Loan Trust
4.978% due 02/25/2057 •			28,859		28,921
Preferred Residential Securities PLC
4.866% due 12/15/2043 •	GBP		4,570		5,979
Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~			$3,296		3,134
4.000% due 08/25/2064 þ			3,972		3,847
4.000% due 03/25/2065 þ			25,559		24,706
4.000% due 07/25/2069 þ			1,750		1,699
4.075% due 06/25/2064 ~			3,196		3,033
4.150% due 04/25/2065 þ			5,313		5,163
4.500% due 06/25/2070 þ			11,479		11,206
5.124% due 10/25/2055 þ			3,627		3,588
PRKCM Trust
6.333% due 03/25/2059 þ			2,554		2,566
6.431% due 05/25/2059 þ			549		552
6.584% due 09/25/2058 þ			4,218		4,218
7.225% due 11/25/2058 þ			2,489		2,496
PRPM LLC
3.750% due 03/25/2054 þ			1,412		1,384
3.750% due 04/25/2055 þ			1,765		1,719
4.000% due 11/25/2053 þ			717		707
4.000% due 01/25/2054 þ			648		639
4.000% due 07/25/2054 þ			561		552
4.000% due 08/25/2054 þ			536		527
4.000% due 11/25/2054 þ			4,773		4,657
4.000% due 10/25/2064 þ			1,769		1,730
4.200% due 12/25/2064 þ			1,891		1,862
4.500% due 02/25/2055 þ			1,386		1,370
4.500% due 08/25/2055 þ			3,283		3,223
4.500% due 06/25/2065 þ			22,638		22,097
4.942% due 12/25/2055 þ			7,147		7,063
5.185% due 02/25/2031 þ			4,321		4,269
5.228% due 08/25/2069 þ			3,009		3,003
5.250% due 07/25/2055 þ			2,321		2,312
5.250% due 05/25/2056 ~			1,569		1,569
5.385% due 10/25/2030 þ			1,414		1,407
5.774% due 08/25/2028 þ			7,438		7,419
5.870% due 11/25/2029 þ			2,820		2,824
5.897% due 12/25/2029 þ			4,243		4,242
6.179% due 06/25/2030 þ			4,603		4,594
6.255% due 05/25/2030 þ			1,503		1,503
PRPM Trust
4.845% due 01/25/2056 þ			901		892
5.674% due 12/26/2069 þ			3,962		3,969
5.802% due 11/25/2069 þ			8,237		8,280
6.221% due 11/25/2068 þ			5,861		5,873
6.250% due 08/25/2068 þ			4,447		4,445
6.265% due 12/25/2068 þ			1,327		1,331
6.327% due 06/25/2069 þ			3,304		3,325
RALI Trust
2.837% due 06/25/2037 •(a)			1,999		212
4.063% due 08/25/2035 •			93		63
4.113% due 08/25/2035 •			423		345
4.143% due 05/25/2037 •			2,449		2,311
4.163% due 06/25/2037 •			1,999		1,487
4.163% due 10/25/2046 •			447		436
4.313% due 01/25/2037 •			2,714		2,066
4.563% due 10/25/2045 •			81		55
4.655% due 10/25/2037 ~			4,478		3,539
5.104% due 09/25/2045 •			1,215		1,050
5.576% due 12/25/2035 ~			3,710		1,345
6.207% due 05/25/2035 ~			49		23
6.500% due 02/25/2037			2,345		1,985
8.000% due 04/25/2036 •			102		86
RBSGC Mortgage Loan Trust
4.063% due 01/25/2037 •			20,237		2,980
RBSSP Resecuritization Trust
4.433% due 12/25/2035 ~			1,683		1,604
6.000% due 06/26/2037 ~			75		71
RCKT Mortgage Trust
8.750% due 06/01/2056 «			10,700		11,509
Real Estate Asset Liquidity Trust
3.650% due 08/12/2053	CAD		3,323		2,342

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Residential Asset Securitization Trust
6.250% due 08/25/2036			$451		317
RFMSI Trust
5.847% due 04/25/2037 ~			72		63
RiverView HECM Pass-Through Certificates Trust
4.033% due 05/25/2047 •			701		626
Saluda Grade Alternative Mortgage Trust
5.582% due 08/25/2059 þ			7,171		7,184
Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ			2,224		2,226
Seasoned Credit Risk Transfer Trust
5.000% due 11/25/2064 ~			385		332
Sequoia Mortgage Trust
4.061% due 07/20/2037 ~			44		34
4.134% due 06/20/2036 •			29		28
4.510% due 11/25/2063 ~			5,897		5,896
4.629% due 07/25/2056 ~			2,200		2,162
4.669% due 04/25/2056 ~			6,512		6,347
5.030% due 10/25/2055 ~			3,695		3,708
5.112% due 04/25/2056 •			71,157		71,204
SFO Commercial Mortgage Trust
5.489% due 05/15/2038 •			8,750		8,751
5.789% due 05/15/2038 •			15,140		15,130
6.389% due 05/15/2038 •			5,500		5,493
SMRT Commercial Mortgage Trust
4.626% due 01/15/2039 •			30,128		30,123
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~			6,564		6,104
3.386% due 11/25/2066 ~			9,324		6,981
Structured Adjustable Rate Mortgage Loan Trust
4.063% due 02/25/2037 •			1,750		1,792
4.123% due 10/25/2035 •			2,883		2,769
4.311% due 05/25/2035 ~			682		563
4.343% due 08/25/2035 ~			163		141
4.349% due 08/25/2035 •			4,374		3,963
6.063% due 12/25/2037 •			1,708		1,498
Structured Asset Mortgage Investments II Trust
4.123% due 07/25/2046 •			30		27
4.143% due 07/25/2046 •			1,999		1,647
4.203% due 05/25/2036 •			267		225
Structured Asset Securities Corp.
0.527% due 11/25/2035 ~(a)			4,078		34
4.013% due 07/25/2035 •			436		394
4.023% due 11/25/2035 •			4,078		3,698
4.842% due 01/25/2036 ~			1,101		992
Structured Asset Securities Corp. Mortgage Loan Trust
4.053% due 10/25/2036 •			705		605
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 26A
5.015% due 09/25/2033 ~			19		19
Thornburg Mortgage Securities Trust
6.089% due 03/25/2037 •			2,680		1,902
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~			1,799		1,701
3.250% due 07/25/2056 ~			64		64
3.750% due 10/25/2056 ~			6,020		5,779
3.750% due 05/25/2058 ~			9,530		9,365
4.097% due 01/25/2066 ~			15,222		14,993
4.547% due 10/27/2064 ~			18,243		18,203
4.612% due 10/25/2064 ~			36,245		36,199
4.763% due 05/25/2058 •			1,304		1,327
4.763% due 10/25/2059 •			1,749		1,752
4.958% due 07/25/2065 ~			11,495		11,501
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)			19,368		579
2.500% due 11/25/2051 ~(a)			5,701		787
4.578% due 12/25/2051 •			12,688		11,851
4.612% due 09/25/2051 •			6,844		6,431
Valley Funding PLC
0.000% due 05/16/2066 (f)	GBP		8,024		9,744
4.747% due 05/16/2066 •			35,533		47,098
5.247% due 05/16/2066 •			4,995		6,625
5.747% due 05/16/2066 •			5,212		6,905
6.747% due 05/16/2066 •			2,693		3,569
7.747% due 05/16/2066 •			1,737		2,304
9.247% due 05/16/2066 •			956		1,273
VASA Trust
4.990% due 07/15/2039 •			$14,850		14,380
5.490% due 07/15/2039 •			16,314		15,400
5.840% due 07/15/2039 •			11,635		10,813
Verus Securitization Trust
4.260% due 02/25/2067 þ			4,074		3,912
5.218% due 09/25/2069 ~			6,726		6,716
5.402% due 05/25/2065 þ			6,811		6,806
5.799% due 07/25/2069 þ			6,409		6,433
6.192% due 06/25/2069 þ			5,063		5,104
6.218% due 06/25/2069 þ			4,608		4,634

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.259% due 12/25/2068 þ			2,194		2,200
6.338% due 04/25/2069 þ			3,638		3,659
6.443% due 08/25/2068 þ			2,729		2,723
6.665% due 09/25/2068 þ			7,850		7,857
6.876% due 11/25/2068 ~			2,191		2,201
7.070% due 10/25/2068 þ			6,377		6,398
Visio Trust
6.598% due 10/25/2058 þ			2,935		2,932
WaMu Commercial Mortgage Securities Trust
6.181% due 12/27/2049 ~			3,100		3,090
WaMu Mortgage Pass-Through Certificates Trust
3.475% due 01/25/2037 ~			2,789		2,454
3.788% due 07/25/2037 ~			46		42
3.884% due 03/25/2037 ~			2,902		2,605
4.034% due 12/25/2036 ~			536		494
4.503% due 11/25/2034 •			301		297
4.514% due 04/25/2047 •			434		392
4.527% due 12/25/2035 ~			127		117
4.543% due 10/25/2044 •			1,257		1,246
4.554% due 07/25/2047 •			365		310
4.590% due 07/25/2037 ~			26		24
4.878% due 01/25/2035 ~			2,040		1,988
4.994% due 01/25/2047 •			3,646		3,317
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (f)	GBP		0		1,972
4.696% due 12/21/2049 •			3,729		4,972
5.396% due 12/21/2049 •			2,387		3,186
5.896% due 12/21/2049 •			1,193		1,583
6.396% due 12/21/2049 •			682		903
6.896% due 12/21/2049 •			682		896
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.808% due 09/25/2036 þ			$4,858		1,234
4.263% due 02/25/2036 •			167		146
4.444% due 01/25/2047 •			1,134		1,002
5.750% due 11/25/2035			520		505
6.500% due 03/25/2036			5,668		4,350
Wells Fargo Alternative Loan Trust
4.303% due 03/25/2037 •			230		190
Wells Fargo Commercial Mortgage Trust
5.218% due 10/15/2042 •			10,263		10,285
5.268% due 07/15/2037 •			9,100		9,119
Wells Fargo Mortgage-Backed Securities Trust
4.263% due 06/25/2037 •			23		21
5.876% due 11/25/2037 ~			1,738		1,605
WSTN Trust
6.518% due 07/05/2037 ~			16,100		16,240

Total Non-Agency Mortgage-Backed Securities (Cost $3,745,047)					3,527,033

ASSET-BACKED SECURITIES 28.5%
AUTOMOBILE ABS OTHER 1.2%
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033			8,707		8,692
5.117% due 09/15/2032			840		843
5.215% due 09/15/2032			486		488
5.410% due 09/15/2032			2,321		2,329
6.315% due 05/17/2032			178		180
6.678% due 09/15/2032			1,238		1,246
8.036% due 09/15/2032			530		537
11.395% due 09/15/2032			2,299		2,327
CarMax Select Receivables Trust
4.273% due 05/15/2028 •			2,498		2,499
Carvana Auto Receivables Trust
4.670% due 12/10/2030			19,760		19,761
4.900% due 12/10/2030			8,558		8,560
CPS Auto Receivables Trust
4.650% due 03/15/2029			4,451		4,454
4.760% due 01/15/2031			8,700		8,696
Drive Auto Receivables Trust
4.520% due 07/16/2029			20,000		20,017
4.670% due 05/17/2032			20,000		20,040
Exeter Automobile Receivables Trust
4.480% due 04/16/2029			6,355		6,360
4.640% due 01/15/2030			10,000		10,015
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029			6,100		6,115
5.080% due 01/16/2029			2,804		2,810
5.210% due 02/18/2031			8,200		8,262
6.440% due 05/15/2029			3,690		3,746
GLS Auto Select Receivables Trust
5.640% due 08/15/2030			500		507
5.920% due 08/15/2030			500		510
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029			9,500		9,533

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
SBNA Auto Receivables Trust
5.140% due 04/15/2031			4,330		4,337
5.340% due 09/15/2031			7,250		7,259

					160,123

AUTOMOBILE SEQUENTIAL 1.2%
Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033			9,746		9,741
4.970% due 09/15/2032			1,591		1,598
Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029			837		839
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028			2,216		2,218
CarMax Select Receivables Trust
4.760% due 05/15/2028			3,065		3,069
5.400% due 11/15/2028			1,359		1,365
Carvana Auto Receivables Trust
4.310% due 09/10/2030			2,875		2,861
4.530% due 01/10/2029			7,776		7,781
4.640% due 01/10/2030			6,058		6,070
4.740% due 12/10/2030			3,700		3,709
4.850% due 06/12/2028			1,703		1,706
5.710% due 07/10/2028			528		529
5.710% due 07/10/2029			4,270		4,324
5.820% due 08/10/2028			1,133		1,136
6.160% due 10/10/2028			397		399
Chase Auto Owner Trust
5.220% due 07/25/2029			9,371		9,420
Enterprise Fleet Financing LLC
4.980% due 08/21/2028			3,500		3,522
5.310% due 04/20/2027			376		376
FCCU Auto Receivables Trust
5.460% due 04/15/2030			1,200		1,212
5.540% due 04/16/2029			2,459		2,471
FHF Issuer Trust
4.920% due 02/15/2031			6,279		6,280
4.940% due 11/15/2030			3,171		3,160
5.690% due 02/15/2030			2,224		2,229
5.890% due 06/15/2030			1,477		1,484
6.790% due 10/15/2029			1,136		1,143
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028			965		966
GLS Auto Select Receivables Trust
4.430% due 12/17/2029			3,777		3,777
5.240% due 03/15/2030			1,154		1,159
5.590% due 10/15/2029			709		714
GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD		1,482		1,048
GMF Canada Leasing Trust Asset-Backed Notes
2.862% due 12/20/2027			10,300		7,283
3.294% due 01/22/2029			15,200		10,811
LAD Auto Receivables Trust
5.460% due 07/16/2029			$1,200		1,207
Lendbuzz Securitization Trust
4.970% due 10/15/2029			2,135		2,135
5.100% due 10/15/2030			1,592		1,594
Octane Receivables Trust
4.940% due 05/20/2030			2,108		2,113
Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029			2,200		2,207
4.630% due 12/10/2027			1,406		1,407
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029			4,859		4,866
Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034			6,855		6,867
Research-Driven Pagaya Motor Asset Trust IV
2.650% due 03/25/2030			3,808		3,794
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030			1,967		1,968
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028			1,329		1,330
4.710% due 06/15/2028			1,059		1,059
4.850% due 01/16/2029			2,512		2,515
SCCU Auto Receivables Trust
5.110% due 06/15/2029			7,129		7,150
5.160% due 05/15/2030			9,100		9,163
5.700% due 10/16/2028			1,400		1,405
5.700% due 08/15/2029			2,800		2,826

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Tricolor Auto Securitization Trust
6.360% due 12/15/2027 ^(d)			358		330

					158,336

CMBS OTHER 2.9%
Acore Issuer LLC
5.089% due 08/20/2043 •			29,900		29,919
ACREC LLC
4.950% due 07/18/2043 •			28,100		28,100
5.087% due 01/18/2043 •			19,400		19,412
ACRES Commercial Realty Issuer LLC
5.087% due 08/18/2044 •			19,800		19,825
ACRES LLC
5.256% due 08/18/2040 •			25,444		25,550
BDS LLC
4.921% due 10/17/2042 •			10,500		10,508
BRSP Ltd.
5.089% due 08/19/2043 •			20,800		20,839
Dwight Issuer LLC
5.000% due 01/18/2044 •(c)			19,700		19,725
FS Rialto Issuer LLC
5.089% due 01/19/2044 •			15,000		15,047
GPMT Ltd.
5.602% due 07/16/2035 •			7,025		7,023
6.202% due 07/16/2035 •			5,000		5,000
6.652% due 07/16/2035 •			10,000		9,996
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •			25,100		25,167
INCREF LLC
5.050% due 01/19/2044 •			28,900		28,913
5.120% due 12/19/2043 •			29,300		29,335
MF1 LLC
4.957% due 02/18/2040 •			1,500		1,501
5.087% due 02/18/2043 •			5,900		5,911
MF1 Ltd.
5.502% due 10/16/2036 •			10,000		10,010
PFP Ltd.
5.137% due 08/18/2043 •			19,300		19,384
5.444% due 09/17/2039 •			5,439		5,455
Starwood LLC
5.089% due 11/19/2042 •			46,600		46,687
Starwood Ltd.
5.552% due 04/18/2038 •			5,000		5,000
5.852% due 04/18/2038 •			7,825		7,813
VMC Finance LLC
6.102% due 06/16/2036 •			2,297		2,278

					398,398

FINANCE CONSUMER LOANS 0.0%
SLM Student Loan Trust
2.715% due 07/25/2039 •	EUR		533		577
2.951% due 12/15/2033 •			450		487

					1,064

HOME EQUITY OTHER 6.9%
ABFC Trust
5.013% due 06/25/2034 •			$4,974		4,901
Accredited Mortgage Loan Trust
4.023% due 09/25/2036 •			438		438
ACE Securities Corp. Home Equity Loan Trust
4.003% due 02/25/2037 •			2,967		1,217
4.023% due 10/25/2036 •			4,874		1,589
4.203% due 01/25/2037 •			4,603		950
4.363% due 12/25/2036 •			3,249		1,718
4.378% due 12/25/2035 •			3,375		3,256
4.443% due 07/25/2033 •			3,463		3,351
4.738% due 11/25/2033 •			1,528		1,579
4.933% due 02/25/2035 •			6,582		6,331
Aegis Asset-Backed Securities Trust
4.708% due 06/25/2035 •			15,500		12,645
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.593% due 12/25/2034 •			4,211		3,767
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.113% due 06/25/2034 •			303		287
4.333% due 04/25/2036 •			12,700		11,782
4.678% due 01/25/2035 •			458		490
4.783% due 01/25/2036 •			5,000		4,466
4.888% due 11/25/2034 •			933		909
Argent Securities Trust
4.063% due 07/25/2036 •			10,169		9,269
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.318% due 02/25/2034 •			231		247
4.523% due 02/25/2036 •			5,025		4,105

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Asset-Backed Securities Corp. Home Equity Loan Trust
3.307% due 03/25/2036 •		1,363		1,255
3.638% due 12/25/2036 •		9,200		8,488
3.843% due 05/25/2037 •		280		202
4.723% due 11/25/2033 •		2,176		2,234
Bayview Financial Asset Trust
4.213% due 03/25/2037 •		2,794		2,834
Bear Stearns Asset-Backed Securities I Trust
4.063% due 11/25/2036 •		881		864
4.213% due 06/25/2036 •		9,746		9,586
4.843% due 12/25/2035 •		5,095		5,164
Bear Stearns Asset-Backed Securities Trust
4.618% due 07/25/2034 •		4,894		4,853
BNC Mortgage Loan Trust
3.983% due 03/25/2037 •		29,581		25,220
4.053% due 05/25/2037 •		10,000		8,491
C-BASS Trust
3.883% due 11/25/2036 •		1,772		817
Carrington Mortgage Loan Trust
4.203% due 10/25/2036 •		11,809		10,579
Centex Home Equity Loan Trust
4.723% due 03/25/2035 •		1,653		1,646
CIT Mortgage Loan Trust
5.263% due 10/25/2037 •		3,275		3,309
Citicorp Residential Mortgage Trust
4.402% due 06/25/2037 þ		8,922		7,975
Citigroup Mortgage Loan Trust, Inc.
4.023% due 07/25/2045 •		4,571		3,316
4.063% due 12/25/2036 •		2,632		966
4.083% due 09/25/2036 •		1,891		1,432
4.123% due 01/25/2037 •		2,128		1,582
4.363% due 10/25/2036 •		5,073		3,005
4.438% due 10/25/2035 •		353		351
Citigroup Mortgage Loan Trust, Inc. Asset-Backed Pass-Through Certificates
4.708% due 10/25/2034 •		541		533
Countrywide Asset-Backed Certificates
4.203% due 07/25/2034 •		1,792		1,765
4.463% due 07/25/2034 •		4,700		4,658
4.783% due 10/25/2032 •		1,094		1,069
Countrywide Asset-Backed Certificates Trust
4.013% due 02/25/2036 •		659		630
4.023% due 12/25/2036 •		8,670		8,138
4.038% due 02/25/2035 ~		5,174		4,374
4.043% due 06/25/2037 •		5,052		4,724
4.043% due 06/25/2047 •		16,009		14,769
4.132% due 01/25/2037 •		16,600		15,731
4.163% due 09/25/2047 •		537		508
4.203% due 09/25/2037 •		186		202
4.203% due 09/25/2047 •		645		673
4.243% due 03/25/2037 •		8,823		8,535
4.243% due 10/25/2046 •		5,203		5,132
4.263% due 04/25/2046 •		1,358		1,327
4.283% due 09/25/2046 •		3,480		3,329
4.288% due 07/25/2036 •		1,938		1,933
4.318% due 07/25/2036 •		14,425		13,831
4.503% due 08/25/2047 •		658		645
4.663% due 10/25/2034 •		130		130
4.663% due 05/25/2036 •		282		280
4.708% due 11/25/2034 •		1,048		1,042
5.263% due 02/25/2035 •		194		194
Credit-Based Asset Servicing & Securitization LLC
2.955% due 05/25/2036 •		7,257		5,041
3.819% due 07/25/2037 •		83		56
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ		22,600		22,685
Ellington Loan Acquisition Trust
4.813% due 05/25/2037 •		1,329		1,307
4.863% due 05/25/2037 •		2,033		1,987
5.263% due 05/25/2037 •		3,609		3,577
EMC Mortgage Loan Trust
4.863% due 08/25/2040 •		487		489
Encore Credit Receivables Trust
4.798% due 10/25/2035 •		3,552		3,287
EquiFirst Loan Securitization Trust
4.143% due 04/25/2037 •		17,310		15,992
Fremont Home Loan Trust
4.043% due 01/25/2037 •		14,657		7,515
4.083% due 05/25/2036 •		14,054		9,236
4.083% due 08/25/2036 •		23,736		7,265
4.693% due 04/25/2035 •		3,224		3,167
GE-WMC Mortgage Securities Trust
4.063% due 08/25/2036 •		11,840		4,884
GSAA Home Equity Trust
4.223% due 04/25/2047 •		5,070		2,180
4.243% due 12/25/2036 •		5,839		1,954
4.363% due 05/25/2047 •		239		149

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.483% due 06/25/2035 •		1,628		1,625
5.638% due 02/25/2035 •		624		638
5.825% due 06/25/2036 ~		13,720		2,968
5.985% due 06/25/2036 ~		599		129
6.032% due 05/25/2037 þ		7,116		3,080
GSAMP Trust
4.003% due 12/25/2036 •		684		337
4.043% due 12/25/2036 •		4,838		2,574
4.063% due 08/25/2036 •		8,638		7,512
4.648% due 07/25/2045 •		4,322		4,129
Home Equity Asset Trust
4.468% due 01/25/2036 •		9,485		9,112
Home Equity Loan Trust
4.103% due 04/25/2037 •		600		536
Home Equity Mortgage Loan Asset-Backed Trust
4.003% due 04/25/2037 •		4,967		3,366
4.243% due 08/25/2036 •		8,241		7,537
HSI Asset Securitization Corp. Trust
3.913% due 12/25/2036 •		3,157		2,863
3.963% due 07/25/2036 •		6,340		2,678
4.143% due 01/25/2037 •		2,052		1,417
4.543% due 11/25/2035 •		453		425
JP Morgan Mortgage Acquisition Corp.
4.273% due 02/25/2036 •		1,436		1,422
4.693% due 12/25/2035 •		372		368
JP Morgan Mortgage Acquisition Trust
4.168% due 07/25/2036 •		535		529
4.182% due 11/25/2036 •		2,180		2,287
4.183% due 10/25/2036 •		130		130
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		36,471		36,065
Long Beach Mortgage Loan Trust
4.053% due 07/25/2036 •		7,819		5,507
4.063% due 05/25/2036 •		1,434		747
4.083% due 09/25/2036 •		22,181		5,306
4.083% due 10/25/2036 •		17,816		5,517
4.203% due 06/25/2034 •		758		740
4.468% due 11/25/2035 •		6,770		6,778
4.558% due 06/25/2034 •		17		16
4.678% due 08/25/2035 •		3,000		2,796
5.038% due 02/25/2035 •		1,541		1,521
MASTR Asset-Backed Securities Trust
4.063% due 06/25/2036 •		8,753		2,819
4.083% due 10/25/2036 •		1,889		886
4.123% due 02/25/2036 •		4,474		1,555
4.223% due 01/25/2037 •		9,831		2,694
4.243% due 10/25/2036 •		6,318		5,691
4.513% due 10/25/2035 •		3,701		3,813
4.543% due 02/25/2034 •		668		721
4.813% due 05/25/2035 •		3,080		3,072
Merrill Lynch Mortgage Investors Trust
3.983% due 08/25/2037 •		2,352		1,124
4.043% due 04/25/2047 •		9,681		3,618
4.053% due 08/25/2037 •		6,993		6,495
4.063% due 08/25/2037 •		21,675		10,366
4.143% due 04/25/2047 •		4,123		1,541
Morgan Stanley ABS Capital I, Inc. Trust
3.546% due 01/25/2035 •		6,292		5,855
3.823% due 05/25/2037 •		3,192		2,439
3.863% due 10/25/2036 •		6,056		2,622
3.973% due 01/25/2037 •		3,521		1,608
4.223% due 09/25/2036 •		4,595		1,911
4.648% due 11/25/2034 •		1,420		1,367
4.693% due 07/25/2034 •		71		75
4.738% due 02/25/2035 •		6,058		5,059
4.813% due 04/25/2035 •		115		108
7.563% due 02/25/2047 •		3,203		2,629
Morgan Stanley IXIS Real Estate Capital Trust
3.833% due 11/25/2036 •		8,852		2,850
3.913% due 11/25/2036 •		13,600		4,379
4.063% due 07/25/2036 •		15,309		5,873
Morgan Stanley Mortgage Loan Trust
6.226% due 10/25/2036 þ		2,166		568
New Century Home Equity Loan Trust
4.708% due 06/25/2035 •		1,970		2,132
NovaStar Mortgage Funding Trust
5.863% due 12/25/2034 •		120		112
OBX Trust
5.192% due 04/25/2056 þ		3,131		3,117
Option One Mortgage Loan Trust
3.893% due 07/25/2037 •		1,887		1,275
3.943% due 04/25/2037 •		147		84
4.498% due 05/25/2035 •		1,166		1,137
Option One Mortgage Loan Trust Asset-Backed Certificates
4.453% due 11/25/2035 •		4,220		4,096

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.888% due 10/25/2034 •		8,428		8,412
5.638% due 09/25/2034 •		118		116
5.863% due 09/25/2034 •		9,202		8,336
People’s Choice Home Loan Securities Trust
4.648% due 06/25/2034 •		1,924		1,842
Popular ABS Mortgage Pass-Through Trust
4.258% due 07/25/2036 •		3,241		3,085
RAAC Trust
4.463% due 03/25/2034 •		24		24
RCKT Mortgage Trust
4.795% due 09/25/2055 þ		17,934		17,735
4.966% due 11/25/2055 þ		12,268		12,193
5.158% due 10/25/2044 þ		5,725		5,712
5.248% due 05/25/2056 þ		18,577		18,522
5.321% due 06/25/2056 þ		37,400		37,434
5.344% due 09/25/2044 þ		3,770		3,770
5.472% due 06/25/2055 þ		13,693		13,713
5.553% due 03/25/2055 þ		6,663		6,694
5.582% due 12/25/2044 þ		7,894		7,915
5.653% due 01/25/2045 þ		5,951		5,976
5.846% due 08/25/2044 þ		7,641		7,669
6.025% due 02/25/2044 ~		1,524		1,528
6.141% due 04/25/2044 ~		8,064		8,103
6.147% due 06/25/2044 þ		9,173		9,215
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ		9,077		2,736
5.608% due 05/25/2036 þ		6,712		2,784
5.746% due 05/25/2036 þ		2,134		906
5.951% due 05/25/2035 þ		5,139		5,152
6.011% due 05/25/2036 þ		3,091		1,371
6.166% due 05/25/2036 þ		3,374		1,534
Residential Asset Mortgage Products Trust
4.443% due 12/25/2035 •		5,765		5,229
Residential Asset Securities Corporation Trust
4.223% due 06/25/2036 •		5,335		5,263
4.768% due 05/25/2035 •		2,100		2,075
4.798% due 08/25/2035 •		11,600		11,309
Saxon Asset Securities Trust
4.073% due 09/25/2037 •		679		660
4.198% due 09/25/2036 •		1,654		1,599
Securitized Asset-Backed Receivables LLC Trust
3.943% due 07/25/2036 •		2,917		927
4.143% due 05/25/2037 •		5,936		5,268
4.378% due 01/25/2035 •		6,899		6,636
Soundview Home Loan Trust
3.933% due 07/25/2037 •		203		178
3.983% due 01/25/2037 •		2,041		1,482
4.323% due 05/25/2036 •		4,853		4,774
4.753% due 06/25/2035 •		2,946		3,199
Structured Asset Investment Loan Trust
4.108% due 07/25/2036 •		5,476		3,130
4.363% due 04/25/2036 •		31,132		14,577
4.528% due 08/25/2035 •		1,925		1,878
4.563% due 04/25/2034 •		2,230		2,167
Structured Asset Securities Corp. Mortgage Loan Trust
4.033% due 02/25/2037 •		8,288		7,945
4.083% due 12/25/2036 •		14,305		13,544
4.183% due 02/25/2037 •		3,021		2,975
4.768% due 11/25/2035 •		120		120
Terwin Mortgage Trust
4.263% due 05/25/2038 •		4,110		2,117
Towd Point Mortgage Trust
5.091% due 10/25/2065 þ		12,859		12,753
5.278% due 08/25/2065 þ		14,729		14,702
5.348% due 07/25/2065 þ		5,739		5,729
5.725% due 11/25/2064 þ		6,361		6,388
6.290% due 05/25/2064 ~		7,823		7,873
Wells Fargo Home Equity Asset-Backed Securities Trust
5.863% due 11/25/2035 •		12,824		12,782

				926,491

HOME EQUITY SEQUENTIAL 0.1%
Morgan Stanley Mortgage Loan Trust
4.243% due 04/25/2037 •		1,372		362
Towd Point Mortgage Trust
4.961% due 01/25/2066 þ		8,570		8,504
5.302% due 06/20/2066 þ		4,200		4,211

				13,077

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust
5.695% due 11/25/2056 ~		1,279		1,289

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032 ~		19,650		2,309

				3,598

WHOLE LOAN COLLATERAL 0.9%
Bear Stearns Asset-Backed Securities I Trust
6.000% due 03/25/2036		3,470		1,206
Bear Stearns Asset-Backed Securities Trust
4.963% due 06/25/2036 •		224		224
6.063% due 09/25/2033 •		71		43
6.500% due 09/25/2046		16,165		2,430
Countrywide Asset-Backed Certificates Trust
4.243% due 04/25/2036 •		155		144
First Franklin Mortgage Loan Trust
3.983% due 12/25/2037 •		732		707
4.083% due 04/25/2036 •		1,435		1,416
4.333% due 02/25/2036 •		5,090		4,797
4.513% due 12/25/2035 •		6,622		6,426
4.573% due 10/25/2035 •		4,768		5,862
4.708% due 06/25/2034 •		1,769		1,758
5.413% due 01/25/2035 •		5,671		5,664
IndyMac INDB Mortgage Loan Trust
3.903% due 07/25/2036 •		10,118		3,077
Lehman XS Trust
4.003% due 02/25/2037 •		2,936		2,987
4.083% due 02/25/2037 •		1,090		1,092
Pretium Mortgage Credit Partners LLC
5.180% due 01/25/2056 þ		5,195		5,155
5.184% due 11/25/2055 þ		3,275		3,243
5.193% due 10/25/2055 þ		1,479		1,481
5.265% due 12/25/2055 þ		5,754		5,698
5.342% due 12/25/2055 þ		7,815		7,762
5.657% due 07/25/2055 þ		3,132		3,136
5.710% due 04/25/2056 þ		983		983
5.732% due 08/25/2055 þ		885		887
5.770% due 07/25/2056 þ(c)		8,600		8,624
6.244% due 05/25/2055 þ		10,351		10,368
RAAC Trust
4.363% due 06/25/2044 •		15		14
5.263% due 09/25/2047 •		3,610		3,677
RCO X Mortgage LLC
5.418% due 10/25/2030 þ		4,001		3,982
Residential Asset Mortgage Products Trust
4.813% due 07/25/2035 •		2,500		2,265
5.013% due 10/25/2034 •		8,129		7,782
Securitized Asset-Backed Receivables LLC Trust
3.883% due 09/25/2036 •		2,139		1,532
4.083% due 09/25/2036 •		18,687		13,389
4.243% due 09/25/2036 •		3,418		2,449
Specialty Underwriting & Residential Finance Trust
4.063% due 09/25/2037 •		808		563
4.463% due 03/25/2037 •		246		127

				120,950

OTHER ABS 15.3% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •		9,400		9,411
37 Capital CLO 4 Ltd.
4.763% due 04/15/2035 •		2,100		2,102
522 Funding CLO Ltd.
4.866% due 10/23/2034 •		4,600		4,605
ACHV ABS Trust
4.760% due 04/26/2032		453		453
5.010% due 12/26/2031		297		298
5.040% due 04/26/2032		784		784
5.070% due 10/27/2031		511		512
Affirm Master Trust
4.450% due 10/16/2034		2,600		2,581
4.990% due 02/15/2033		25,800		25,905
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •		5,500		5,501
AMSR Trust
1.953% due 06/17/2038		4,000		3,778
Anchorage Capital CLO 21 Ltd.
4.725% due 10/20/2034 •		19,500		19,509
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		5,897		5,761
4.169% due 04/25/2038		1,000		950
Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038		21,295		20,719
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038		918		892
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039		1,000		952

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040			1,000		953
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040			25,000		24,759
5.702% due 10/22/2040			5,000		4,935
Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042			31,200		30,941
5.196% due 04/25/2042			5,200		5,149
Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039			5,116		4,891
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037			5,075		4,999
Apidos CLO XI
4.920% due 04/17/2034 •			2,400		2,403
Arbour CLO VI DAC
3.433% due 11/15/2037 •	EUR		2,000		2,288
ARES European CLO XIX DAC
4.012% due 07/15/2037 «•			1,000		1,143
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •			$25,200		25,216
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •			3,800		3,804
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •			19,100		19,123
Ascent Education Funding Trust
6.140% due 10/25/2050			2,002		2,033
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •			21,900		21,924
Atlas Senior Loan Fund XVII Ltd.
4.735% due 10/20/2034 •			1,000		1,000
Ayresome CDO I Ltd.
7.080% due 12/08/2045 •			2,266		565
Bain Capital Credit CLO Ltd.
4.656% due 04/23/2035 •			31,000		31,035
4.727% due 07/24/2034 •			11,600		11,606
4.816% due 10/23/2034 •			1,800		1,802
Barings Infrastructure CLO Ltd.
0.000% due 07/20/2039 •(c)			8,900		8,903
0.000% due 07/20/2039 «•(c)			6,200		6,200
Bayfront Iabs VIII Pte. Ltd.
4.992% due 07/11/2047 «•			13,700		13,700
BCRED PC Static LLC
4.974% due 04/27/2036 •			39,700		39,699
5.334% due 04/27/2036 •			8,100		8,100
5.534% due 04/27/2036 •			10,000		10,000
BHG Securitization Trust
4.820% due 04/17/2036			2,776		2,769
4.840% due 09/17/2036			8,860		8,821
5.260% due 04/17/2036			4,899		4,902
Blackrock DLF CLO LLC
5.253% due 07/25/2034 •			10,850		10,852
BNPP AM Euro CLO DAC
2.854% due 10/15/2031 •	EUR		135		155
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •			2,100		2,404
C-BASS CBO XII Ltd.
7.090% due 12/15/2034 •			$15,662		1,048
C-BASS CBO XV Ltd.
7.020% due 02/16/2041 ^•			248,640		3,425
Canyon CLO Ltd.
4.753% due 07/15/2034 •			800		800
Capital Four CLO X DAC
3.415% due 10/25/2038 •	EUR		2,500		2,860
Capital Street Master Trust
4.693% due 08/16/2029 •			$13,000		13,008
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •			28,500		28,513
CarVal CLO III Ltd.
4.665% due 07/20/2032 •			14,214		14,224
Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039			3,800		3,688
College Avenue Student Loans LLC
1.600% due 07/25/2051			7,579		6,896
1.760% due 06/25/2052			6,156		5,530
2.320% due 07/26/2055			3,455		3,180
4.130% due 12/26/2047			942		919
4.963% due 12/26/2047 •			686		687
5.413% due 11/26/2046 •			1,271		1,286
Cologix Canadian Issuer LP
4.940% due 01/25/2052	CAD		30,000		21,081
Commonbond Student Loan Trust
1.980% due 08/25/2050			$3,245		2,920
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(f)			2,338		1,234
5.150% due 11/25/2054			982		984
5.350% due 11/25/2054			10,122		10,202

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.450% due 11/25/2054			2,181		2,187
5.750% due 11/25/2054			1,091		1,092
6.600% due 11/25/2054			1,408		1,407
8.750% due 11/25/2054			821		825
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •			9,000		9,010
Crossroads Asset Trust
4.910% due 02/20/2032			1,541		1,548
Crown City CLO III
0.000% due 07/20/2034 «~(c)			1,400		1,400
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •	EUR		2,500		2,861
CVC Cordatus Opportunity Loan Fund-R DAC
3.823% due 08/15/2033 •			2,800		3,206
Dryden 27 R Euro CLO DAC
1.650% due 04/15/2033			5,600		6,176
2.864% due 04/15/2033 •			2,007		2,293
Dryden 43 Senior Loan Fund
4.745% due 04/20/2034 •			$1,000		1,001
Elevation CLO Ltd.
4.797% due 07/25/2034 •			18,700		18,721
4.955% due 01/25/2035 •			2,400		2,401
Euro-Galaxy III CLO DAC
1.600% due 04/24/2034	EUR		2,800		3,060
2.781% due 04/24/2034 •			2,424		2,768
3.561% due 04/24/2034 •			2,200		2,519
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •			$607		607
Fortress Credit BSL X Ltd.
4.775% due 04/20/2033 •			3,707		3,710
Foundation Finance Trust
4.980% due 02/17/2053 (c)			9,200		9,200
Goodgreen Trust
3.930% due 10/15/2053 ~			3,816		3,543
GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049			7,131		7,116
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060			3,487		3,477
4.930% due 06/25/2060			1,388		1,391
5.020% due 06/25/2060			3,300		3,316
5.120% due 03/25/2060			1,365		1,369
5.150% due 10/27/2059			1,916		1,929
5.220% due 03/25/2060			2,357		2,366
5.260% due 10/27/2059			3,017		3,025
5.320% due 03/25/2060			7,100		7,173
5.550% due 06/25/2059			1,800		1,825
5.550% due 10/27/2059			1,122		1,123
5.870% due 06/25/2059			3,358		3,395
5.880% due 06/25/2059			21		21
6.360% due 06/25/2059			1,007		1,022
6.430% due 10/27/2059			503		508
7.330% due 06/25/2059			3,358		3,440
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •			9,788		9,795
5.514% due 04/22/2033 •			7,700		7,719
Guggenheim CLO Ltd.
4.823% due 01/15/2035 •			14,000		14,006
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(c)	EUR		1,000		1,143
Home Partners of America Trust
2.200% due 01/17/2041			$2,181		2,046
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •			2,117		2,118
4.825% due 10/20/2034 •			17,300		17,320
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			4,100		4,101
5.210% due 07/29/2036 •			1,100		1,100
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •			23,973		24,001
Indigo Credit Management II DAC
4.304% due 07/15/2038 •	EUR		2,000		2,293
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			$21,200		21,224
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			20,100		20,123
KKR CLO 21 Ltd.
5.335% due 04/15/2031 •			11,700		11,719
LCM 31 Ltd.
4.955% due 07/20/2034 •			6,750		6,757
LCM 36 Ltd.
4.743% due 01/15/2034 •			1,000		1,000
Lendmark Funding Trust
4.470% due 02/21/2034			700		696
5.530% due 06/21/2032			5,400		5,428
Lyra Music Assets Delaware LP
5.760% due 12/22/2064			25,894		26,073

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Madison Park Funding XLIX Ltd.
4.725% due 10/19/2034 •			20,000		20,013
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			31,900		31,900
Madison Park Funding XXXIX Ltd.
4.660% due 10/22/2034 •			1,700		1,701
Madison Park Funding XXXVI Ltd.
4.733% due 04/15/2035 •			1,000		1,000
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •			2,000		2,002
Marlette Funding Trust
7.130% due 12/15/2033			382		383
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •			17,100		17,120
Navient Education Loan Trust
4.860% due 09/15/2056			11,030		10,986
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069			2,793		2,663
4.000% due 12/15/2059			1,087		1,080
4.790% due 12/15/2059 •			746		747
Navient Refinance Loan Trust
5.150% due 02/16/2055			3,835		3,848
Nelnet Student Loan Trust
4.610% due 02/21/2061			61,237		60,184
4.840% due 05/17/2055			20,638		20,500
4.909% due 02/21/2061 •			15,309		15,332
4.943% due 05/17/2055 •			20,638		20,720
5.809% due 02/20/2041 •			7,005		7,150
6.640% due 02/20/2041			6,543		6,711
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.964% due 07/15/2039 •	EUR		1,000		1,145
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			$1,418		1,419
Ocean Trails CLO X
5.373% due 10/15/2034 •			1,400		1,403
OCP Euro CLO DAC
4.063% due 04/15/2037 «•	EUR		1,000		1,143
Octagon Investment Partners 40 Ltd.
4.715% due 01/20/2035 •			$26,200		26,218
OFSI BSL X Ltd.
4.945% due 04/20/2034 •			13,000		13,007
OneMain Financial Issuance Trust
5.093% due 09/15/2036 •			2,600		2,617
Oxford Finance Funding LLC
3.602% due 02/15/2030			6,242		6,086
OZLM XXIV Ltd.
5.637% due 07/20/2032 •			9,750		9,768
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~			2,230		716
5.065% due 03/15/2032			1,088		1,089
5.092% due 07/15/2032			1,569		1,572
5.108% due 03/15/2033			1,634		1,635
5.156% due 07/15/2032			2,288		2,291
5.183% due 06/15/2032			1,958		1,961
5.329% due 10/15/2032			18,898		18,866
5.331% due 01/15/2032			891		892
5.628% due 07/15/2032			12,314		12,327
5.637% due 07/15/2032			742		745
5.639% due 10/15/2032			5,068		5,070
5.750% due 06/15/2032			1,621		1,625
5.823% due 04/15/2032 «			1,403		1,403
5.871% due 07/15/2032			784		785
6.261% due 04/15/2032 «			1,499		1,496
6.278% due 10/15/2031			640		641
10.273% due 04/15/2032 «			1,849		1,792
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031			638		638
Pagaya AI Debt Selection Trust
6.117% due 12/15/2031			811		812
Pagaya AI Debt Trust
5.373% due 01/17/2033			4,004		4,017
Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034			5,500		5,504
Pikes Peak CLO 2
4.895% due 10/11/2034 •			7,900		7,909
Pikes Peak CLO 4
4.883% due 07/15/2034 •			8,300		8,309
PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039			5,212		5,208
Providus CLO II DAC
3.364% due 10/15/2038 •	EUR		1,750		2,003
RCKT Trust
4.900% due 07/25/2034			$565		566
Reach ABS Trust
4.930% due 08/18/2032			7,138		7,153
4.960% due 08/16/2032			1,595		1,597

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
5.340% due 08/16/2032		3,400		3,412
5.880% due 07/15/2031		71		71
5.990% due 08/16/2032		800		805
Regional Management Issuance Trust
5.110% due 12/15/2033		5,400		5,408
5.830% due 07/15/2036		2,500		2,526
Rockford Tower CLO Ltd.
4.805% due 07/20/2034 •		800		801
Romark Credit Funding II Ltd.
2.625% due 10/25/2039		2,500		2,355
Romark Credit Funding III Ltd.
5.539% due 09/15/2042		7,400		7,410
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •		15,300		15,310
SMB Private Education Loan Trust
0.000% due 11/16/2054 «(f)		3		15
0.010% due 03/15/2055 «(f)		3		39
1.290% due 07/15/2053		1,640		1,570
2.310% due 01/15/2053		1,272		1,234
4.000% due 09/15/2042		7,174		7,120
4.470% due 01/15/2053 •		458		455
4.500% due 10/15/2048		2,418		2,405
4.550% due 02/16/2055		18,254		17,633
4.693% due 06/17/2052 •		2,127		2,126
4.693% due 07/15/2053 •		14,780		14,772
4.780% due 03/15/2055		2,300		2,240
4.793% due 11/16/2054 •		6,799		6,805
4.793% due 03/15/2055 •		4,846		4,862
4.943% due 10/16/2056 •		2,484		2,507
4.950% due 02/16/2055		9,109		8,824
4.960% due 03/15/2055		43,879		43,768
5.020% due 03/17/2053		17,514		17,363
5.043% due 03/15/2056 •		6,313		6,362
5.060% due 03/16/2054		8,106		8,113
5.090% due 11/16/2054		49,863		49,512
5.090% due 10/16/2056		1,827		1,827
5.100% due 03/15/2055		2,300		2,278
5.240% due 03/15/2056		2,623		2,638
5.260% due 03/15/2055		4,600		4,300
5.380% due 07/15/2053		21,726		21,904
5.393% due 10/16/2056 •		1,247		1,265
5.443% due 05/16/2050 •		1,502		1,518
5.500% due 06/17/2052		10,562		10,664
5.600% due 11/16/2054		3,083		3,075
6.030% due 11/16/2054		617		612
6.800% due 11/16/2054		4,933		4,935
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(f)		4,194		4,282
0.000% due 10/25/2034 «(f)		5,014		5,870
0.000% due 02/25/2035 «(f)		4,045		3,970
4.190% due 10/25/2034		19,005		18,933
4.375% due 02/25/2035 «		34,704		34,740
4.530% due 10/25/2034		3,787		3,752
4.800% due 02/27/2034		1,789		1,792
4.900% due 10/25/2034		2,942		2,923
4.910% due 03/27/2034		10,849		10,870
5.010% due 02/25/2035 «		3,787		3,794
5.200% due 10/25/2034		2,170		2,148
5.248% due 02/25/2035 «		2,942		2,950
5.250% due 03/27/2034		3,796		3,819
5.607% due 02/25/2035 «		2,170		2,175
5.770% due 03/27/2034		2,944		2,985
6.260% due 03/27/2034		2,177		2,203
SoFi Professional Loan Program LLC
1.030% due 08/17/2043		6,193		5,419
Sound Point CLO XXVII Ltd.
5.108% due 10/25/2034 •		10,400		10,416
Start II Ltd.
4.089% due 03/15/2044		1,690		1,695
Store Master Funding I-VII
4.290% due 10/20/2048		3,969		3,926
Stream Innovations Issuer Trust
6.270% due 07/15/2044		2,141		2,197
Sunbit Asset Securitization Trust
5.360% due 07/15/2030		8,400		8,406
Symphony CLO XXII Ltd.
4.855% due 04/18/2033 •		3,931		3,933
T-Mobile U.S. Trust
4.250% due 05/21/2029		7,700		7,700
Taberna Preferred Funding II Ltd.
4.350% due 11/05/2035 •		1,076		1,043
Taberna Preferred Funding VI Ltd.
4.280% due 12/05/2036 •		18,481		17,187
TCI-Symphony CLO Ltd.
5.480% due 10/13/2032 •		18,530		18,559

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$	$
Tesla Sustainable Energy Trust
5.080% due 06/21/2050	2,013		2,014
5.290% due 06/20/2050	2,100		2,097
THL Credit Wind River CLO Ltd.
4.873% due 04/15/2035 •	4,100		4,104
Thunderbolt II Aircraft Lease Ltd.
5.960% due 09/15/2038 þ	194		194
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •	2,500		2,501
Trinitas CLO VII Ltd.
4.727% due 01/25/2035 •	16,000		16,013
Tropic CDO V Ltd.
4.255% due 07/15/2036 •	8,589		8,353
Trysail CLO Ltd.
4.914% due 10/20/2033 •	5,500		5,508
U.S. Capital Funding V Ltd.
4.220% due 10/10/2040 •	507		489
UPG HI Issuer Trust
5.030% due 02/25/2048	7,481		7,457
Upstart Pass-Through Trust
4.300% due 05/20/2030	137		137
7.900% due 10/20/2028	250		251
Upstart Personal Consumer Trust
12.410% due 02/20/2032 «	106,314		105,637
Upstart Securitization Trust
4.600% due 09/20/2035	3,966		3,963
4.770% due 07/20/2036 (c)	2,000		2,004
5.020% due 09/20/2035	1,200		1,197
6.330% due 04/20/2035	800		810
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	148		148
UPX HIL Issuer Trust
5.160% due 01/25/2047	1,703		1,691
VB-S1 Issuer LLC
4.693% due 03/15/2056	41,500		40,601
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •	210		211
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •	5,575		5,582
Voya Ltd.
5.385% due 10/15/2030 •	2,939		2,944
WATR I Issuer Trust
0.000% due 06/17/2050 «	3,309		5,576
0.000% due 09/16/2050 «	3,966		7,122
0.000% due 02/17/2051 «(f)	5,075		7,204
4.790% due 09/16/2050 «	20,539		20,160
4.940% due 02/17/2051	21,603		21,606
5.040% due 09/16/2050 «	7,399		7,266
5.230% due 02/17/2051	7,855		7,858
5.240% due 09/16/2050 «	4,900		4,809
5.250% due 06/17/2050 «	18,355		18,235
5.480% due 02/17/2051	4,457		4,460
5.560% due 06/17/2050 «	5,300		5,279
5.810% due 06/17/2050 «	3,300		3,290
6.160% due 09/16/2050 «	5,100		4,998
6.210% due 02/17/2051	7,143		7,147
6.770% due 06/17/2050 «	5,800		5,781
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •	5,000		5,006
Wind River CLO Ltd.
4.733% due 10/15/2034 •	17,008		17,016

			2,075,678

Total Asset-Backed Securities (Cost $3,979,771)			3,857,715

	SHARES
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (g)	742,874		743

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Upstart Securitization Trust
4.249% due 06/20/2027 (c)	$4,100		4,110

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
U.S. TREASURY BILLS 0.4%
3.676% due 07/09/2026 - 09/10/2026 (e)(f)(j)(l)		55,124		54,899

Total Short-Term Instruments (Cost $59,745)				59,752

Total Investments in Securities (Cost $27,003,594)				26,415,723

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III		14,988,924		146,007

Total Short-Term Instruments (Cost $145,988)				146,007

Total Investments in Affiliates (Cost $145,988)				146,007

Total Investments 196.4% (Cost $27,149,582)				$26,561,730
Financial Derivative Instruments (i)(k) 2.0% (Cost or Premiums, net $497,107)				267,262
Other Assets and Liabilities, net (98.4)%				(13,304,644)

Net Assets 100.0%				$13,524,348

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
CIB	3.740%	06/11/2026	07/13/2026	$(797,995)	$(799,653)
	3.750	06/16/2026	07/13/2026	(228,433)	(228,790)
DEU	3.740	06/11/2026	07/13/2026	(26,207)	(26,261)
	3.740	06/18/2026	07/13/2026	(2,310)	(2,313)
	3.740	06/22/2026	07/13/2026	(4,180)	(4,184)
	3.750	06/30/2026	07/07/2026	(409)	(408)
IND	3.740	06/11/2026	07/13/2026	(420,064)	(420,937)
	3.770	06/11/2026	07/13/2026	(15,024)	(15,056)
SAL	3.740	06/11/2026	07/13/2026	(1,980,334)	(1,984,449)
WFS	3.740	06/11/2026	07/13/2026	(558,544)	(559,705)

Total Reverse Repurchase Agreements					$(4,041,756)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	3.720%	05/13/2026	07/13/2026	$(3,851)	$(3,870)

Total Sale-Buyback Transactions					$(3,870)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (19.8)%
Government National Mortgage Association, TBA	2.500%	08/01/2056	$36,450	$(31,096)	$(31,109)
Government National Mortgage Association, TBA	3.000	08/01/2056	78,000	(69,140)	(69,189)
Uniform Mortgage-Backed Security, TBA	1.500	07/01/2041	9,500	(8,438)	(8,465)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2041	56,900	(51,866)	(51,841)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2041	51,000	(46,585)	(46,471)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	70,050	(55,968)	(55,930)
Uniform Mortgage-Backed Security, TBA	2.500	07/01/2056	15,205	(12,670)	(12,707)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	461,030	(384,240)	(385,140)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2041	26,025	(24,561)	(24,587)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2056	8,500	(7,407)	(7,412)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056	764,405	(662,186)	(666,227)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	305,210	(275,338)	(276,728)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Uniform Mortgage-Backed Security, TBA	4.000	08/01/2041	4,400	(4,256)	(4,270)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	221,000	(206,911)	(206,583)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2041	37,900	(37,333)	(37,454)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	323,750	(310,838)	(309,902)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2056	4,300	(4,290)	(4,308)
Uniform Mortgage-Backed Security, TBA	5.500	09/01/2056	433,720	(431,552)	(434,191)
Uniform Mortgage-Backed Security, TBA	6.500	08/01/2056	43,800	(45,247)	(45,259)

Total Short Sales (19.8)%				$(2,669,922)	$(2,677,773)

(h)	Securities with an aggregate market value of $4,182,347 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(4,650,695) at a weighted average interest rate of 3.759%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(5) of deferred price drop.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	7,954	$874,070	$4,340	$0	$(2,361)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,823	195,146	511	0	(342)
Three-Month SOFR Futures	09/2026	2,312	556,600	(2,194)	0	(29)
Three-Month SOFR Futures	06/2027	13,878	3,327,944	(19,447)	0	(1,388)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	2,242	252,155	3,375	0	(876)

				$(13,415)	$0	$(4,996)

SHORT FUTURES CONTRACTS

					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Ultra U.S. Treasury Bond Futures	09/2026	101	$(11,732)	$(387)	$0	$0

Total Futures Contracts				$(13,802)	$0	$(4,996)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/17/2026	$351,700	$(71)	$(223)	$(294)	$0	$(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	7,400	22	(215)	(193)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028	511,300	2,856	(7,534)	(4,678)	0	(359)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,800	0	19	19	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,500	0	36	36	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	1,900	0	7	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	700	(3)	6	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	41,300	155	(67)	88	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2029	23,800	167	(461)	(294)	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	187,800	(6,091)	4,398	(1,693)	244	0
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029	183,400	3,998	463	4,461	246	0
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029	164,400	3,576	1,775	5,351	224	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,500	0	24	24	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,700	0	59	59	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	3,200	0	51	51	7	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	3,200	0	47	47	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	5,600	0	80	80	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,900	0	54	54	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	7,100	0	95	95	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	7,100	0	95	95	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	3,200	0	42	42	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	3,200	0	40	40	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	2,100	0	22	22	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,600	0	16	16	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,600	0	25	25	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	4,500	0	42	42	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	3,400	0	32	32	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	2,100	0	17	17	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	2,100	0	16	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	2,100	0	16	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,400	0	10	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,100	0	15	15	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,200	0	16	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	2,100	0	14	14	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	71,700	1,506	(901)	605	179	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	3,575,400	14,205	(79,315)	(65,110)	0	(8,904)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	142,000	3,053	2,678	5,731	359	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	143,500	3,003	1,761	4,764	365	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	112,100	2,479	930	3,409	288	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031	27,100	573	327	900	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	679,300	(2,657)	7,641	4,984	1,812	0
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	179,200	2,079	1,977	4,056	541	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	1,496,600	140,696	32,736	173,432	4,728	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032	110,000	(587)	4,043	3,456	370	0
Receive	1-Day USD-SOFR Compounded-OIS	3.476	Annual	10/21/2032	115,600	0	3,144	3,144	390	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	391,400	(8,578)	12,625	4,047	1,399	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	258,700	22,630	8,194	30,824	889	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	1,250,700	16,165	(29,968)	(13,803)	0	(4,628)
Pay	1-Day USD-SOFR Compounded-OIS	3.632	Annual	04/16/2033	96,300	(770)	(970)	(1,740)	0	(350)
Pay	1-Day USD-SOFR Compounded-OIS	3.724	Annual	05/20/2033	142,100	(426)	(1,378)	(1,804)	0	(523)
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/02/2033	32,500	228	(166)	62	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	113,100	850	2,220	3,070	429	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034	267,500	1,792	6,342	8,134	1,076	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034	264,500	1,891	6,160	8,051	1,064	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034	91,900	666	2,134	2,800	370	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034	46,100	410	994	1,404	186	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034	211,000	1,834	4,606	6,440	853	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034	122,500	992	2,753	3,745	496	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034		122,500	894	2,856	3,750	497	0
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034		99,250	(55)	4,879	4,824	426	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		909,400	(10,779)	25,940	15,161	4,034	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		121,100	7,947	(1,196)	6,751	538	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		281,300	9,682	6,208	15,890	1,272	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		104,260	(870)	(1,274)	(2,144)	0	(491)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		341,400	(5,850)	12,593	6,743	1,628	0
Receive	1-Day USD-SOFR Compounded-OIS	3.660	Annual	09/30/2035		190,000	3,624	1,564	5,188	905	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		286,600	(5,607)	11,511	5,904	1,378	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		84,700	(2,579)	2,657	78	420	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		333,600	5,056	2,599	7,655	1,671	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		35,250	702	2,016	2,718	379	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	510	600	5	0
Receive(2)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		19,000	322	21	343	25	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		2,000	111	1,016	1,127	3	0

Total Swap Agreements							$209,331	$59,499	$268,830	$30,100	$(15,294)

(j)

Securities with an aggregate market value of $23,642 and cash of $119,698 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	Unsettled variation margin asset of $75 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026		$425	CAD	604	$1	$0
	08/2026	CAD	603		$425	0	(1)
BPS	07/2026		24,534		17,325	26	0
	07/2026	EUR	985		1,123	0	(2)
	07/2026		$1,047	GBP	794	6	0
FAR	07/2026	GBP	85,221		$114,599	1,558	0
GLM	07/2026		$40,826	CAD	58,096	137	0
	08/2026	CAD	58,013		$40,826	0	(137)
MBC	07/2026	EUR	1,965		2,278	33	0
RYL	08/2026		$1,228	GBP	928	3	0
SOG	07/2026	EUR	35,052		$40,889	839	0
	07/2026		$11	CAD	15	0	0
	07/2026		42,106	EUR	37,017	189	0
	08/2026	CAD	487		$343	0	(1)
	08/2026	EUR	37,016		42,163	0	(188)
SSB	07/2026	CAD	35,200		25,527	708	0
	07/2026		$375	CAD	532	0	0
	07/2026		1,123	EUR	985	2	0
	07/2026		111,600	GBP	84,427	388	0
	08/2026	CAD	531		$375	0	0
	08/2026	EUR	985		1,125	0	(2)
	08/2026	GBP	84,427		111,598	0	(388)

Total Forward Foreign Currency Contracts						$3,890	$(719)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063%	07/06/2026	127,500	$170	$27
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.480	07/14/2026	296,300	2,406	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	79,900	218	153
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	345,600	268	179
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	47,500	134	137
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	341,900	564	471
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	169,000	342	256
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	372,800	1,221	1,210
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	303,800	1,109	1,200
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	35,100	3,117	2,271
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	35,100	3,117	3,158
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.260	02/13/2035	57,700	5,040	3,974
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.260	02/13/2035	57,700	5,040	4,901
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.245	02/20/2035	57,700	4,974	3,933
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.245	02/20/2035	57,700	4,974	4,910
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	32,400	2,869	2,264
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	32,400	2,869	2,782
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	32,600	2,922	2,496
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	32,600	2,922	2,644
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	129,000	11,520	9,605
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	64,500	5,827	5,372
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	128,800	11,581	10,612
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	64,400	5,791	4,995
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	62,200	5,474	4,675
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	62,200	5,474	5,119
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	68,700	5,946	5,639
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	68,700	5,946	5,254
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	43,200	3,722	3,596
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	43,200	3,722	3,266
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	88,400	252	114
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	2,238
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	52,000	362	88
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	97,400	1,251	22
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	97,400	1,252	2,059
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	438,200	1,052	531
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.111	05/28/2027	515,900	1,695	1,660
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.114	05/28/2027	793,900	2,608	2,570
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	458,100	1,592	1,649
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	458,100	1,592	1,660
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	24,900	2,215	1,774
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	24,900	2,215	2,112
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	35,800	3,274	2,942
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	35,800	3,274	2,779
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	35,700	3,211	2,792
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	35,700	3,211	2,852
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	50,900	4,553	3,852

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	50,900	4,553	4,171
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	119,800	10,638	9,504
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	59,900	5,319	4,732
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	90,600	7,964	6,899
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	90,600	7,964	7,378
FAR	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.324	07/06/2026	181,400	1,296	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	07/26/2027	764,700	1,682	1,061
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	51,300	4,463	3,269
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	51,300	4,463	4,642
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.104	10/18/2027	24,500	38	81
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	68,300	499	88
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	62,700	257	175
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	34,700	140	93
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	470,000	2,538	200
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.516	08/19/2026	67,800	427	53
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	51,600	90	76
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	251,300	934	637
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	34,800	3,080	2,475
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	34,800	3,080	2,942
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	34,900	3,127	2,625
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	34,900	3,127	2,859
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	35,400	3,183	2,510
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	35,400	3,183	3,036
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.458	08/01/2035	121,400	10,586	9,208
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.458	08/01/2035	121,400	10,586	9,862
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	53,400	4,600	4,445
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	53,400	4,600	4,037
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	21,200	68	54
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	148,400	401	244
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	41,200	136	71
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	166,300	445	421
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	57,000	5,022	4,388
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	57,000	5,022	4,610
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.242	10/29/2027	764,700	1,147	2,245
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	07/28/2027	900,500	1,792	1,267
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	148,400	13,252	11,049
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	74,200	6,704	6,180
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	119,400	10,507	9,324
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	119,400	10,507	9,558

							$301,642	$263,269

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.033%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$25,104	$321
NGF	Put - OTC 2-Year Interest Rate Floor	0.033	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	21,120	799

						$46,224	$1,120

Total Purchased Options						$347,866	$264,389

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.780%	07/14/2026	316,500	$(2,405)	$(3,307)
FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.624	07/06/2026	190,500	(1,296)	(2,465)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	61,800	(136)	0

							$(3,837)	$(5,772)

INTEREST RATE-CAPPED OPTIONS

Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 2-Year Interest Rate Floor	0.021%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,497)	$(64)
	Put - OTC 2-Year Interest Rate Floor	0.027	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(133)
NGF	Put - OTC 2-Year Interest Rate Floor	0.019	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(160)
	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(346)

						$(46,098)	$(703)

OPTIONS ON SECURITIES

		$		$		$		$		$
Counterparty	Description	Strike Price		Expiration Date		Notional Amount(1)		Premiums (Received)		Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		$95.422		08/06/2026		$28,000		$(57)		$(19)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056		99.422		09/08/2026		71,000		(133)		(142)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		100.625		08/06/2026		124,000		(514)		(57)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.031		09/04/2026		129,000		(262)		(235)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056		92.891		07/06/2026		51,700		(208)		(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056		93.969		07/06/2026		170,000		(345)		(76)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		89.641		08/06/2026		352,500		(1,845)		(147)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		94.906		08/06/2026		15,000		(48)		(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.188		08/06/2026		105,000		(213)		(94)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.383		08/06/2026		168,000		(348)		(119)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056		96.875		08/06/2026		38,000		(113)		(113)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		89.641		08/06/2026		26,500		(141)		(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.531		08/06/2026		56,000		(129)		(33)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056		100.188		09/04/2026		75,000		(88)		(58)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		101.469		08/06/2026		52,500		(62)		(72)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.000		09/04/2026		173,500		(291)		(306)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.469		09/08/2026		138,000		(539)		(680)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.469		09/08/2026		138,000		(539)		(396)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$		$		$		$
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056		103.344		08/06/2026		68,500		(112)		(84)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056		103.344		08/06/2026		68,500		(112)		(86)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056		92.891		07/06/2026		147,000		(580)		(71)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		101.000		08/06/2026		130,000		(452)		(94)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		89.641		08/06/2026		117,500		(615)		(49)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		94.922		08/06/2026		15,000		(40)		(18)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.516		08/06/2026		56,000		(129)		(34)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056		101.852		07/06/2026		130,500		(280)		(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		101.848		08/06/2026		32,000		(103)		(80)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		101.848		08/06/2026		32,000		(103)		(80)

									$(8,401)		$(3,211)

Total Written Options									$(58,336)		$(9,686)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,225	$(423)	$320	$0	$(103)
	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	2,936	(815)	583	0	(232)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	186	(55)	40	0	(15)
SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	1,859	(461)	314	0	(147)

Total Swap Agreements						$(1,754)	$1,257	$0	$(497)

(l)

Securities with an aggregate market value of $19,433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,827	$6,827
Corporate Bonds & Notes
Banking & Finance	0	21,851	0	21,851
Industrials	0	117,775	0	117,775
Municipal Bonds & Notes
Michigan	0	3,723	0	3,723
U.S. Government Agencies	0	18,781,779	0	18,781,779
U.S. Treasury Obligations	0	39,268	0	39,268
Non-Agency Mortgage-Backed Securities	11,600	3,379,371	136,062	3,527,033
Asset-Backed Securities
Automobile ABS Other	0	160,123	0	160,123
Automobile Sequential	0	158,336	0	158,336
CMBS Other	0	398,398	0	398,398
Finance Consumer Loans	0	1,064	0	1,064
Home Equity Other	0	926,491	0	926,491
Home Equity Sequential	0	13,077	0	13,077
Manufacturing House Sequential	0	3,598	0	3,598
Whole Loan Collateral	0	120,950	0	120,950
Other ABS	9,200	1,781,916	284,562	2,075,678
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Mutual Funds	743	0	0	743
Short-Term Notes	0	4,110	0	4,110
U.S. Treasury Bills	0	54,899	0	54,899

	$21,543	$25,966,729	$427,451	$26,415,723

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2026 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$146,007	$0	$0	$146,007

Total Investments	$167,550	$25,966,729	$427,451	$26,561,730

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,677,773)	$0	$(2,677,773)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	30,100	0	30,100
Over the counter	0	268,279	0	268,279

	$0	$298,379	$0	$298,379

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20,290)	0	(20,290)
Over the counter	0	(10,405)	(497)	(10,902)

	$0	$(30,695)	$(497)	$(31,192)

Total Financial Derivative Instruments	$0	$267,684	$(497)	$267,187

Totals	$167,550	$23,556,640	$426,954	$24,151,144

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$9,621	$0	$(2,800)	$3	$0	$3	$0	$0	$6,827	$3
Non-Agency Mortgage-Backed Securities	65,405	73,754	(3,241)	4	81	59	0	0	136,062	58
Asset-Backed Securities
Other ABS	342,982	74,850	(87,953)	(19)	(2,068)	(153)	0	(43,077)	284,562	(153)

	$418,008	$148,604	$(93,994)	$(12)	$(1,987)	$(91)	$0	$(43,077)	$427,451	$(92)

Financial Derivative Instruments - Liabilities
Over the counter	$(518)	$2	$(2)	$0	$47	$(26)	$0	$0	$(497)	$(26)

Totals	$417,490	$148,606	$(93,996)	$(12)	$(1,940)	$(117)	$0	$(43,077)	$426,954	$(118)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$6,827	Discounted Cash Flow	Discount Rate	7.080	—
Non-Agency Mortgage-Backed Securities	62,434	Discounted Cash Flow	Discount Rate	5.836 – 7.379	6.193
	55,870	Proxy pricing	Base Price	85.075	—
	17,758	Recent Transaction	Purchase Price	102.738	—
Asset-Backed Securities					—
Other ABS	212,183	Discounted Cash Flow	Discount Rate	5.571-21.000	7.773
	47,630	Proxy pricing	Base Price	98.120-100.000	82.348
	24,743	Recent Transaction	Purchase Price	100.000-495.216	71.680
Financial Derivative Instruments - Liabilities
Over the counter	$(497)	Indicative Market Quotation	Broker Quote	91.500-92.000	91.897

Total	$426,954

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust